UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2014

Date of reporting period: December 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.4%

Argentina — 0.0%
Tenaris	3,333	$73

Australia — 1.8%
Amcor (A)	447,905	4,228
AMP (A)	14,314	56
APA Group (A)	3,515	19
Asciano Group (A)	13,286	68
Australia & New Zealand Banking Group*	17,771	512
Australian Stock Exchange	2,160	71
BC Iron	117,343	545
Bendigo and Adelaide Bank (A)	716	8
Boral (A)	8,102	35
Brambles	1,457,100	11,928
Caltex Australia	4,355	78
Centamin*	344,234	254
Commonwealth Bank of Australia	66,156	4,605
Computershare (A)	5,251	53
Crown Resorts (A)	42,373	639
CSL	63,632	3,926
Dexus Property Group (A)(B)	404,502	364
Flight Centre Travel Group (A)	16,217	690
Goodman Group (A)(B)	223,910	947
GPT Group (A)(B)	27,630	84
Iluka Resources (A)	293,245	2,264
Insurance Australia Group	460,594	2,398
JB Hi-Fi	24,865	478
Lend Lease (A)	5,691	57
Macquarie Group	23,470	1,154
Mount Gibson Iron	219,052	199
National Australia Bank	821	26
Orora* (A)	447,905	465
Ramsay Health Care (A)	30,614	1,185
RCR Tomlinson	41,735	137
Recall Holdings*	133,026	483
Roc Oil*	155,859	68
Sims Metal Management*	16,320	159
Sonic Healthcare (A)	8,777	130
Suncorp Group	185,726	2,177
Sydney Airport	24,868	85
Tatts Group (A)	76,198	211
Telstra (A)	803,578	3,774
Toll Holdings (A)	—	—
Transurban Group	12,189	75
Wesfarmers	23,986	945
Westfield Group (A)(B)	66,133	597
Westfield Retail Trust (A)(B)	33,619	89
Westpac Banking* (A)	19,709	571
Woolworths	445	13

		46,850

Austria — 0.4%
Andritz (C)	94,050	5,904
Erste Group Bank (C)	13,517	472
Flughafen Wien (C)	849	71
OMV (C)	63,851	3,062
Vienna Insurance Group (C)	716	36
Voestalpine (C)	11,506	554

		10,099

Description	Shares	Market Value ($ Thousands)
Belgium — 1.6%
Ageas	216,053	$9,214
Anheuser-Busch InBev	32,980	3,511
Belgacom (A)	204,624	6,064
Colruyt	110,918	6,202
Delhaize Group	51,542	3,068
Groupe Bruxelles Lambert	40,293	3,705
KBC Groep*	132,615	7,538
Solvay	301	48
Telenet Group Holding*	7,697	460
UCB	637	47

		39,857

Brazil — 0.5%
Banco Santander Brasil ADR	646,503	3,944
Braskem ADR*	49,935	891
Centrais Eletricas Brasileiras*	147,600	367
Centrais Eletricas Brasileiras ADR* (A)	1,065,969	2,761
Cia Energetica de Minas Gerais ADR	184,019	1,434
Cia Paranaense de Energia ADR (A)	8,398	110
Gerdau ADR	371,610	2,914
Petroleo Brasileiro ADR*	72,444	998

		13,419

Canada — 3.6%
Aecon Group (A)	5,100	77
Agrium	92,826	8,492
Alimentation Couche Tard, Cl B	37,100	2,789
Altus Group	4,119	65
Atrium Innovations*	7,400	169
Bank of Nova Scotia	56,971	3,562
Bankers Petroleum*	18,400	76
Barrick Gold	396,461	6,990
Cameco (A)	290,200	6,027
Canadian Natural Resources	43,500	1,471
Canadian Pacific Railway	45,947	6,947
Celestica*	6,200	64
Cenovus Energy (A)	86,998	2,489
Davis & Henderson	11,305	317
Dollarama	43,700	3,628
Dominion Diamond*	3,611	52
Empire	15,200	1,038
Enerflex	4,886	69
Ensign Energy Services (A)	15,800	249
Imperial Oil (A)	292,500	12,950
Jean Coutu Group PJC, Cl A	6,600	114
Kinross Gold*	1,448,771	6,346
Legacy Oil + Gas*	56,412	325
Linamar	13,900	578
Magna International, Cl A	48,000	3,935
Mullen Group	23,600	631
New Gold*	499,100	2,612
Quebecor, Cl B	11,000	274
ShawCor	57,500	2,299
Silver Wheaton	160,400	3,238
Talisman Energy	507,354	5,911
Toronto-Dominion Bank	84,785	7,989
Transcontinental, Cl A	17,100	235
Trinidad Drilling (A)	22,000	204
Western Forest Products	38,500	70
Yellow Media*	2,800	54

1	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)
		$92,336

China — 0.1%
Lihua International* (A)	14,953	85
PICC Property & Casualty	1,686,000	2,501
Yangzijiang Shipbuilding Holdings	435,000	408

		2,994

Denmark — 0.8%
AP Moeller — Maersk, Cl B (C)	374	4,054
Carlsberg, Cl B (C)	473	52
Coloplast, Cl B (C)	26,101	1,733
Danske Bank* (C)	21,799	502
DSV (C)	1,871	62
Jyske Bank* (C)	89,881	4,868
Novo Nordisk, Cl B	20,169	3,703
Novozymes, Cl B (C)	2,840	120
Rockwool International, Cl B (C)	499	88
TDC (C)	49,317	479
Tryg (C)	49,038	4,750

		20,411

Finland — 0.6%
Huhtamaki (C)	7,436	191
Kone, Cl B (A)(C)	4,453	201
Neste Oil (C)	10,395	206
Nokia* (C)	1,168,000	9,453
Orion, Cl B (C)	848	24
Pohjola Bank, Cl A (C)	8,993	181
Sampo, Cl A (C)	49,525	2,438
Stora Enso, Cl R (C)	228,781	2,303
Tieto (C)	15,404	349
UPM-Kymmene (C)	37,398	635
Wartsila, Cl B (C)	9,350	462

		16,443

France — 11.0%
Accor	933	44
Aeroports de Paris	3,873	440
Air Liquide	738	105
Alcatel-Lucent*	22,348	100
Alstom	172,122	6,279
Arkema	117,415	13,718
AtoS	8,258	749
AXA	257,091	7,159
BNP Paribas	339,299	26,486
Boiron	1,900	134
Bureau Veritas	20,761	608
Cap Gemini	12,439	842
Carrefour	259,254	10,292
Casino Guichard Perrachon	282	33
Cie de St.-Gobain	11,603	639
Cie Generale des Etablissements- Michelin, Cl B	6,881	732
Ciments Francais	2,704	206
CNP Assurances	32,639	670
Credit Agricole*	136,126	1,745
Dassault Systemes	6,642	826
Electricite de France	205,091	7,259
Essilor International	45,625	4,858
Eurazeo	5,823	457
Eutelsat Communications	244,189	7,626
GDF Suez	182,074	4,289
Gecina (B)	1,955	259

Description	Shares	Market Value ($ Thousands)
Iliad	5,237	$1,074
Interparfums	1,425	62
JC Decaux	12,346	510
Kering	31,018	6,567
Klepierre (B)	2,577	120
Lafarge	26,641	2,000
Lagardere	26,279	978
Legrand	182,101	10,052
L’Oreal	38,319	6,743
Metropole Television	10,297	236
Natixis	69,239	408
Nexity	8,567	324
Pernod Ricard	28,450	3,246
Peugeot* (A)	205,653	2,674
Publicis Groupe	67,693	6,204
Renault	15,399	1,240
Rexel	372,152	9,782
Safran	203,531	14,166
Sanofi	422,992	44,950
Schneider Electric	217,421	18,994
SCOR	19,567	716
SES	2,994	97
Societe d’Edition de Canal	6,157	53
Societe Generale	18,286	1,064
Sodexo	89,915	9,124
Suez Environnement	18,826	338
Technip	97,980	9,432
Teleperformance	4,248	259
Thales	124,302	8,016
Total	157,338	9,654
Unibail-Rodamco (B)	104	27
Valeo	22,621	2,507
Vallourec	111,001	6,057
Veolia Environnement	24,552	401
Vivendi	166,135	4,385
Wendel	7,326	1,070
Zodiac Aerospace	7,500	1,331

		281,416

Germany — 7.8%
Adidas (C)	70,848	9,049
Allianz (C)	31,468	5,671
Amadeus Fire (C)	973	73
BASF (C)	2,102	225
Bayer (C)	120,598	16,961
Bayerische Motoren Werke (C)	2,126	250
Borussia Dortmund GmbH & KGaA	22,765	114
Brenntag (C)	49,312	9,167
Continental (C)	77,825	17,125
Daimler (C)	231,084	20,087
Deutsche Bank (C)	163,562	7,871
Deutsche Boerse (C)	116,812	9,697
Deutsche Lufthansa* (C)	203,871	4,328
Deutsche Post (C)	67,786	2,480
Deutsche Telekom (C)	9,843	170
Deutz* (C)	13,983	125
DMG MORI SEIKI (C)	9,331	298
E.ON (C)	232,699	4,309
Fraport Frankfurt Airport Services Worldwide (C)	1,334	100
Fresenius (C)	3,366	518
GEA Group (C)	185,649	8,867

2	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)
Gerresheimer (C)	3,486	$245
Grammer (C)	6,818	326
HeidelbergCement (C)	111,052	8,447
Henkel (C)	14,776	1,543
Hochtief (C)	12,015	1,030
Hugo Boss (C)	1,819	260
Kabel Deutschland Holding	4,769	619
Linde (C)	62,174	13,040
Merck (C)	33,187	5,964
Metro* (C)	3,369	164
Muenchener Rueckversicherungs (C)	26,883	5,939
RTL Group*	337	44
SAP (C)	79,279	6,886
SAP ADR (A)	71,300	6,213
Siemens (C)	165,426	22,720
Suedzucker (C)	41,259	1,116
ThyssenKrupp* (C)	226,755	5,539
TUI* (C)	32,267	533
United Internet (C)	20,550	878
Volkswagen (C)	163	44

		199,035

Guernsey — 0.0%
Resolution	34,877	204

Hong Kong — 2.7%
AIA Group	2,144,800	10,760
BOC Hong Kong Holdings	23,000	74
Chaoda Modern Agriculture* (A)(D)	2,440,000	—
Cheung Kong Holdings	1,000	16
Cheung Kong Infrastructure Holdings	52,000	328
China Merchants Holdings International	898,000	3,278
China Mobile ADR	147,100	7,692
CNOOC	6,417,000	11,934
Digital China Holdings	2,887,000	3,403
First Pacific	108,000	123
Galaxy Entertainment Group*	435,000	3,902
Hang Seng Bank	5,700	92
Henderson Land Development	56,099	320
Hong Kong & China Gas	58,660	134
Hongkong Land Holdings	836,000	4,932
Hutchison Whampoa	189,500	2,576
Hysan Development	7,000	30
Jardine Matheson Holdings	88,242	4,616
Jardine Strategic Holdings	246,110	7,876
MGM China Holdings	193,200	825
Power Assets Holdings	37,500	298
SJM Holdings	48,000	161
Swire Properties	14,200	36
Wharf Holdings	205,000	1,568
Wheelock	171,000	786
Yue Yuen Industrial Holdings	694,500	2,320

		68,080

India — 0.5%
Idea Cellular	3,021,776	8,154
Infosys ADR	65,396	3,701
Wipro ADR (A)	26,293	331

		12,186

Description	Shares	Market Value ($ Thousands)

Ireland — 0.3%
Bank of Ireland*	3,251,774	$1,129
Experian	59,483	1,098
Kerry Group, Cl A	3,251	226
Perrigo	1,684	258
Ryanair Holdings ADR*	33,800	1,586
Smurfit Kappa Group	144,130	3,553

		7,850

Israel — 1.4%
Bank Hapoalim	140,386	787
Bank Leumi Le-Israel*	1,744	7
Bezeq Israeli Telecommunication	4,780,749	8,105
Check Point Software Technologies*	261,573	16,877
NICE Systems	757	31
Teva Pharmaceutical Industries ADR	251,526	10,081

		35,888

Italy — 0.9%
AEM (C)	309,551	363
Assicurazioni Generali (C)	3,656	86
Atlantia (C)	17,266	387
CNH Industrial*	10,576	121
ERG (C)	318,046	4,264
Exor (A)(C)	106,375	4,235
Fiat* (C)	286,451	2,348
Gtech Spa (C)	15,915	486
Intesa Sanpaolo (C)	18,758	46
Iren (C)	94,742	146
Italcementi (C)	9,012	77
Luxottica Group (C)	25,244	1,355
Mediobanca* (C)	6,091	53
Pirelli & C (C)	15,333	266
Prysmian (C)	872	23
Safilo Group* (C)	9,105	212
Telecom Italia RNC (C)	11,550,736	9,078
Terna Rete Elettrica Nazionale (C)	64,126	321
UniCredit (C)	28,734	212

		24,079

Japan — 17.3%
Advantest (C)	8,500	106
Aeon (C)	5,800	79
AEON Financial Service (C)	17,600	473
Aisin Seiki (C)	700	29
Alfresa Holdings (C)	9,500	472
Alpen (C)	14,700	265
Amada (C)	56,000	496
Aoyama Trading (C)	8,400	228
Arcland Sakamoto (C)	12,800	223
Asahi Broadcasting (C)	5,100	33
Asahi Kasei (C)	88,000	692
Astellas Pharma (C)	149,000	8,851
Belluna (C)	13,600	66
Best Bridal (A)(C)	13,000	82
Bridgestone (C)	4,500	171
Calbee (C)	10,300	251
Calsonic Kansei (C)	162,000	839
Canon Marketing Japan (C)	9,300	130
Casio Computer (C)	8,000	98
Central Japan Railway (C)	31,600	3,731

3	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)
Coca-Cola West (C)	11,500	$244
Dai Nippon Printing (A)(C)	664,000	7,067
Daicel (C)	66,000	539
Daihatsu Motor (A)(C)	49,000	833
Daiichi Sankyo (C)	178,500	3,270
Daikin Industries (C)	11,100	694
Daikyo (C)	175,000	477
Daito Trust Construction (C)	29,600	2,773
Daiwa House Industry (C)	210,000	4,077
Daiwa Securities Group (C)	609,000	6,111
Denso (C)	15,900	842
Don Quijote Holdings (C)	1,400	85
Doutor Nichires Holdings (C)	6,200	104
Dydo Drinco (C)	4,400	185
East Japan Railway (C)	83,000	6,624
Electric Power Development (C)	5,600	164
Fanuc (C)	98,300	18,048
Fast Retailing (C)	100	41
Fuji Film Holdings (C)	231,500	6,584
Fuji Heavy Industries (C)	160,300	4,616
Fuji Soft (C)	7,600	175
Fujitsu* (C)	140,000	727
Fukuoka Financial Group (C)	14,000	62
Geo Holdings (C)	20,000	180
Grandy House (C)	16,800	57
GungHo Online Entertainment* (A)(C)	80,700	582
Hankyu Hanshin Holdings (C)	9,000	49
Hino Motors (C)	242,000	3,820
Hitachi (C)	2,517,000	19,121
Hitachi Chemical (C)	9,100	145
Hitachi Construction Machinery (C)	2,600	56
Hitachi Metals (C)	36,000	510
Hokuhoku Financial Group (C)	172,000	345
Hokuriku Electric Power (C)	17,900	244
Hulic (C)	36,700	544
IHI (C)	304,000	1,317
Infocom (C)	6,400	58
Isetan Mitsukoshi Holdings (C)	57,800	824
IT Holdings (C)	56,400	892
Itochu (C)	3,500	43
Iyo Bank (C)	33,700	331
J Front Retailing (C)	116,000	882
Japan Airlines (C)	14,300	707
Japan Exchange Group (C)	40,400	1,151
Japan Real Estate Investment, Cl A (B)(C)	18	96
Japan Retail Fund Investment, Cl A (B)(C)	25	51
JGC (C)	150,000	5,898
JSR (C)	700	14
Kajima (C)	30,000	113
Kandenko (C)	40,000	226
Kaneka (C)	47,000	309
Kanematsu (C)	158,000	261
Kansai Paint (C)	659,600	9,773
Kao (C)	4,600	145
Kawasaki Heavy Industries (C)	75,000	316
KDDI (C)	249,900	15,428
Keyence (C)	27,700	11,884
Kikkoman (C)	14,000	265

Description	Shares	Market Value ($ Thousands)
Kinden (C)	5,000	$52
Kita-Nippon Bank (C)	1,700	43
Koito Manufacturing (C)	21,000	402
Kubota (C)	5,000	83
Kuraray (C)	800	10
Lawson (C)	49,700	3,727
M3* (C)	119	299
Mabuchi Motor (C)	125,600	7,489
Maeda Road Construction (C)	4,000	66
Makita (C)	2,000	105
Marui Group (C)	10,200	104
Mazda Motor* (C)	600,000	3,115
McDonald’s Holdings Japan (C)	5,700	146
Medipal Holdings (C)	40,000	529
Miraca Holdings (C)	74,300	3,512
Misawa Homes (C)	24,600	379
Mitsubishi Estate (C)	26,000	780
Mitsubishi Gas Chemical (C)	32,000	236
Mitsubishi Heavy Industries (C)	13,000	81
Mitsubishi Materials (C)	13,000	48
Mitsubishi Tanabe Pharma (C)	289,800	4,050
Mitsubishi UFJ Financial Group (C)	15,600	104
Mitsui Fudosan (C)	45,000	1,626
Mitsui OSK Lines (C)	180,000	814
MS&AD Insurance Group Holdings (C)	327,700	8,825
Murata Manufacturing (C)	13,600	1,212
Nabtesco (C)	313,300	7,245
Namco Bandai Holdings (C)	50,300	1,119
NEC Fielding (C)	9,800	109
NEC Networks & System Integration (C)	7,200	174
NGK Spark Plug (C)	41,000	974
NHK Spring (C)	2,200	25
Nichireki (C)	6,289	63
Nidec (C)	4,700	464
Nikon (C)	151,200	2,895
Nippo (C)	24,000	400
Nippon Building Fund, Cl A (B)(C)	6	35
Nippon Express (C)	165,000	800
Nippon Paint (C)	4,000	67
Nippon Telegraph & Telephone (C)	195,000	10,523
Nippon Telegraph & Telephone ADR	353,432	9,557
Nippon Yusen (C)	77,000	247
Nissan Tokyo Sales Holdings (C)	20,000	87
Nisshin Fudosan (C)	26,400	110
Nitori Holdings (C)	2,500	237
Nitto Denko (C)	24,400	1,034
Nomura Holdings (C)	291,700	2,259
Nomura Real Estate Holdings (C)	67,100	1,515
Nomura Research Institute (C)	25,300	801
North Pacific Bank (C)	304,600	1,243
NSK (C)	14,000	175
NTT Data (C)	13,900	515
NTT DOCOMO (C)	99,000	1,633
Oita Bank (C)	16,000	59
Oji Holdings (C)	50,000	257
Olympus* (C)	15,700	499

4	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)
Omron (C)	18,900	$837
Ono Pharmaceutical (C)	500	44
Oriental Land (C)	3,500	506
Otsuka (C)	1,100	141
Otsuka Holdings (C)	75,300	2,178
Panasonic (C)	438,200	5,118
Rakuten (C)	42,200	631
Resona Holdings (C)	87,500	447
Ricoh (C)	37,000	394
Rohm (C)	133,900	6,544
Sanrio (A)(C)	106,800	4,506
Santen Pharmaceutical (C)	80,200	3,744
Secom (C)	1,000	60
Sega Sammy Holdings (C)	800	20
Seino Holdings (C)	124,000	1,307
Sekisui Chemical (C)	775,000	9,529
Sekisui House (C)	423,200	5,933
Sekisui Jushi (C)	5,000	71
Seven & I Holdings (C)	345,200	13,771
Shimamura (C)	2,800	263
Shimano (C)	2,800	241
Shimizu (C)	38,000	192
Shindengen Electric Manufacturing* (C)	19,000	116
Shin-Etsu Chemical (C)	176,800	10,361
Shionogi (C)	10,000	218
Shiseido (C)	446,900	7,201
Showa (C)	39,300	635
Showa Shell Sekiyu (A)(C)	51,100	520
SKY Perfect JSAT Holdings (C)	19,600	106
SMC (C)	84,500	21,368
SoftBank (C)	94,300	8,291
Sojitz (C)	370,700	661
Sony (C)	59,700	1,031
SRA Holdings (C)	4,000	49
Stanley Electric (C)	22,000	505
Sugi Holdings (C)	92,100	3,749
Sumitomo Forestry (C)	15,700	183
Sumitomo Heavy Industries (C)	8,000	37
Sumitomo Mitsui Financial Group (C)	433,000	22,561
Sumitomo Mitsui Trust Holdings (C)	1,582,220	8,388
Sumitomo Realty & Development (C)	40,000	1,997
Sumitomo Rubber Industries (C)	10,400	148
Suntory Beverage & Food (C)	1,700	54
Suruga Bank (C)	10,000	180
Suzuken (C)	26,400	857
Suzuki Motor (C)	310,400	8,381
Sysmex (C)	14,200	840
Taiheiyo Cement (C)	336,000	1,295
Taisei (C)	186,000	848
Taiyo Nippon Sanso (C)	8,000	57
Takashimaya (C)	47,000	470
Terumo (C)	3,000	145
Toho Holdings (C)	45,100	725
Tokai (C)	2,800	82
Tokyo Electron (C)	12,100	668
Tokyo Tatemono (A)(C)	97,000	1,081
Tokyu (C)	103,000	669
Tokyu Fudosan Holdings	71,300	672

Description	Shares	Market Value ($ Thousands)
Toppan Printing (C)	39,000	$313
Toshiba (C)	46,000	194
TOTO (C)	58,000	922
Toyo Seikan Group Holdings (C)	5,900	127
Toyo Suisan Kaisha (C)	20,000	602
Toyoda Gosei (C)	7,800	182
Toyota Industries (C)	12,700	575
Toyota Motor (C)	354,200	21,640
Toyota Motor ADR	40,598	4,950
Toyota Tsusho (C)	16,000	398
Tsumura (C)	100	3
United Urban Investment (B)(C)	76	109
Wacoal Holdings (C)	470,704	4,802
Warabeya Nichiyo (C)	13,300	241
Watabe Wedding (C)	6,395	40
Yahoo Japan (C)	128,100	716
Yamaha (C)	21,700	346
Yamaha Motor (C)	36,200	545
Yamato Holdings (C)	67,100	1,360
Yaskawa Electric (C)	44,000	699
Yellow Hat (C)	12,500	223
Yokogawa Electric (C)	16,600	256
Yokohama Rubber (C)	2,000	20
Yuasa Trading (C)	38,000	78

		442,219

Malta — 0.0%
BGP Holdings*	198,683	—

Mexico — 0.3%
America Movil ADR, Ser L	96,191	2,248
Grupo Financiero Banorte, Cl O	597,448	4,168
Industrias Bachoco ADR	1,349	54

		6,470

Netherlands — 6.6%
Aegon	772,614	7,305
Airbus Group	94,037	7,232
Akzo Nobel	337,019	26,164
ASML Holding	90,721	8,505
Delta Lloyd	11,845	294
Fugro	1,472	88
Gemalto	7,229	797
Heineken Holding	12,825	813
ING Groep*	696,333	9,691
James Hardie Industries	2,498	29
Koninklijke Ahold	568,077	10,215
Koninklijke DSM	56,318	4,436
Koninklijke Philips	23,400	859
PostNL*	913,404	5,223
Randstad Holding	16,170	1,051
Reed Elsevier	883,952	18,758
Royal Dutch Shell, Cl A (A)	776,283	27,752
Royal Dutch Shell ADR, Cl B	116,152	8,724
STMicroelectronics	26,046	210
TNT Express	644,486	5,993
Unilever	450,203	18,161
Wolters Kluwer	230,446	6,587
Ziggo	2,997	137

		169,024

New Zealand — 0.0%
Contact Energy	6,594	28
Fletcher Building (A)	87,162	610

5	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)
		$638

Norway — 1.2%
DnB (C)	1,056,890	18,964
Gjensidige Forsikring (C)	4,107	79
Seadrill (C)	26,606	1,090
Statoil (C)	459,249	11,165

		31,298

Poland — 0.0%
Tauron Polska Energia (C)	59,269	86

Portugal — 0.0%
Energias de Portugal	215,810	794
Galp Energia, Cl B	4,132	68
Jeronimo Martins (A)	1,321	26
Portucel	16,095	64
Sonae SGPS*	109,053	158

		1,110

Puerto Rico — 0.0%
Triple-S Management, Cl B*	7,516	146

Russia — 0.7%
Gazprom ADR	716,373	6,140
Sberbank of Russia ADR	824,621	10,365
Surgutneftegas ADR	8,414	73

		16,578

Singapore — 1.1%
Breadtalk Group	32,000	23
CapitaCommercial Trust (B)	88,000	101
CapitaLand	186,000	446
Chip Eng Seng	112,000	64
ComfortDelgro	112,000	178
DBS Group Holdings	951,000	12,880
Keppel	80,110	710
Keppel Land	18,000	48
Sembcorp Industries	969,000	4,213
Sembcorp Marine (A)	1,294,000	4,561
Singapore Technologies Engineering	320,000	1,004
Singapore Telecommunications	35,000	101
STATS ChipPAC* (A)	236,000	62
United Overseas Bank	207,600	3,492
UOL Group	29,000	142

		28,025

South Africa — 0.0%
Net 1 UEPS Technologies*	20,521	179

South Korea — 1.8%
KB Financial Group ADR	132,141	5,353
Korea Electric Power* (C)	184,270	6,086
KT&G (C)	114,702	8,101
Meritz Financial Group (C)	22,180	143
Samsung Electronics (C)	10,508	13,692
SK Telecom (C)	20,917	4,577
SK Telecom ADR (A)	311,515	7,670

		45,622

Spain — 1.2%
Abertis Infraestructuras	8,082	180
ACS Actividades de Construccion y Servicios	29,575	1,020
Amadeus IT Holding, Cl A (A)	81,259	3,483

Description	Shares	Market Value ($ Thousands)
Banco Bilbao Vizcaya Argentaria	1,020,721	$12,585
Distribuidora Internacional de Alimentacion	110,777	992
Enagas (A)	40,638	1,064
Endesa	8,158	262
Ferrovial	84,523	1,638
Gas Natural (A)	53,384	1,375
Grifols	25,702	1,231
Iberdrola	18,269	117
Inditex (A)	1,541	254
Mapfre	20,010	86
Red Electrica	742	49
Repsol	1,657	42
Tecnicas Reunidas (A)	116,473	6,337
Zardoya Otis (A)	13,225	240

		30,955

Sweden — 2.5%
Assa Abloy, Cl B (C)	19,128	1,014
Electrolux, Cl B (C)	4,257	111
Elekta, Cl B (C)	213,440	3,271
Getinge, Cl B (C)	4,717	162
Hexagon, Cl B (C)	5,607	178
Holmen, Cl B (C)	1,832	67
Industrivarden, Cl C (C)	19,535	372
Investor, Cl B (C)	19,094	659
Kinnevik Investment, Cl B (C)	20,404	947
NCC, Cl B (C)	13,500	442
Nordea Bank (C)	1,200,200	16,205
Securitas, Cl B (C)	11,579	123
Skandinaviska Enskilda Banken, Cl A (C)	970,838	12,844
SKF, Cl B (C)	2,850	75
Svenska Cellulosa, Cl B (C)	223,048	6,881
Svenska Handelsbanken, Cl A (C)	23,125	1,139
Swedbank, Cl A (C)	214,981	6,065
Swedish Match (C)	2,939	95
Tele2, Cl B (C)	3,810	43
Telefonaktiebolaget LM Ericsson, Cl B (C)	523,493	6,401
Telefonaktiebolaget LM Ericsson ADR	595,657	7,291

		64,385

Switzerland — 9.2%
ABB (C)	219,860	5,831
Actelion (C)	10,216	869
Adecco (C)	3,621	288
Aryzta (C)	913	70
Autoneum Holding (C)	609	94
Baloise Holding (C)	10,715	1,370
Credit Suisse Group (C)	298,930	9,254
EMS-Chemie Holding (C)	1,806	646
Geberit (C)	1,459	444
Georg Fischer (C)	646	456
Givaudan (C)	13,748	19,727
Holcim (C)	350	26
Julius Baer Group* (C)	78,011	3,760
Kuehne & Nagel International (C)	1,557	205
Lindt & Spruengli	104	818
Lonza Group (C)	13,075	1,246
Nestle (C)	214,779	15,789
Novartis (C)	311,898	25,074
OC Oerlikon (C)	157,324	2,364

6	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)
Pargesa Holding (C)	1,646	$133
Partners Group Holding (C)	23,682	6,329
Roche Holding (C)	162,504	45,660
Schindler Holding	725	107
SGS (C)	4,841	11,179
Siegfried Holding	717	130
Sika (C)	3,004	10,737
Sonova Holding (C)	31,195	4,219
Sulzer (C)	40,629	6,585
Swatch Group Registered (C)	217	25
Swiss Life Holding (C)	18,344	3,825
Swiss Re (C)	55,420	5,125
Swisscom (C)	47	25
Syngenta (C)	18,133	7,252
UBS	493,484	9,500
UBS Registered (C)	876,975	16,843
Weatherford International*	285,459	4,422
Zurich Insurance Group (C)	50,371	14,655

		235,082

Taiwan — 0.0%
United Microelectronics ADR	398,752	813

United Arab Emirates — 0.1%
Dragon Oil	238,205	2,239

United Kingdom — 16.3%
3i Group	237,261	1,513
Aberdeen Asset Management	18,511	153
Admiral Group	8,771	190
Afren*	1,816,275	5,090
Amlin	1,120,309	8,515
Aon	72,800	6,107
ARM Holdings	5,630	103
Associated British Foods	186,174	7,539
AstraZeneca	243,122	14,394
Aviva*	1,237,892	9,220
Babcock International Group	34,370	771
BAE Systems	145,545	1,049
Balfour Beatty	941,477	4,474
Barclays	4,716,430	21,244
Barratt Developments	47,254	273
Berendsen	36,341	564
BG Group	928,812	19,960
BHP Billiton	286,272	8,862
BP	357,219	2,888
BP ADR	84,383	4,102
British American Tobacco	323,127	17,329
BT Group, Cl A	1,447,568	9,096
Bunzl	403,567	9,692
Burberry Group	1,735	44
Capita	437,439	7,520
Carnival	132,445	5,486
Catlin Group	678,664	6,525
Centrica	159,792	920
Cobham	157,467	716
Compass Group	84,082	1,348
Dairy Crest Group	16,069	144
Diageo	373,640	12,377
easyJet	33,529	853
EnQuest*	47,528	106
GKN	62,950	389
GlaxoSmithKline	269,242	7,186

Description	Shares	Market Value ($ Thousands)
Hammerson (B)	3,169	$26
Hargreaves Lansdown	12,079	271
Hikma Pharmaceuticals	24,494	487
Home Retail Group	2,232,947	7,097
HSBC Holdings	2,421,415	26,435
ICAP	403,915	3,021
IMI	17,223	435
Inmarsat	38,652	484
InterContinental Hotels Group	20,499	683
International Consolidated Airlines Group*	1,490,063	9,910
Intertek Group	29,017	1,513
Invensys	94,760	798
ITV	709,381	2,279
J Sainsbury	51,244	310
Johnson Matthey	42,459	2,307
Keller Group	5,152	98
Kingfisher	182,911	1,165
Land Securities Group (B)	7,313	117
Legal & General Group	644,926	2,379
Lloyds Banking Group*	10,097,525	13,192
London Stock Exchange Group	11,926	342
Marks & Spencer Group	16,032	115
Meggitt	104,977	917
Michael Page International	679,442	5,492
Micro Focus International	18,642	237
Mondi	107,590	1,864
National Grid	3,487	46
Next	37,939	3,425
Old Mutual	83,960	263
Pearson	4,466	99
Persimmon*	54,974	1,128
Premier Oil	869,520	4,516
Prudential	500,860	11,116
QinetiQ Group	261,900	941
Reckitt Benckiser Group	7,411	588
Reed Elsevier	684,390	10,190
Rexam	803,361	7,059
Rio Tinto	88,496	4,997
Rolls-Royce Holdings	295,139	6,233
Royal Bank of Scotland Group*	14,103	79
SABMiller	146,036	7,501
Sage Group	11,579	77
Schroders	25,800	1,110
Segro (B)	43,220	239
Shire	226,609	10,704
Smiths Group	1,009	25
SSE	7,023	159
Standard Life	435,820	2,596
Synthomer	47,167	199
Tate & Lyle	17,452	234
Tesco	2,558,268	14,167
Travis Perkins	122,400	3,795
TUI Travel	38,398	263
Tullow Oil	252,880	3,581
Unilever	1,180	49
Vodafone Group	7,768,347	30,493
Weir Group	930	33
Whitbread	23,720	1,474
William Hill	142,480	948
WM Morrison Supermarkets	29,273	127
Wolseley	33,586	1,905

7	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
WPP	377,320	$8,624
Xchanging	57,394	146

		417,845

United States — 1.1%
Affymetrix*	13,397	115
Alliance HealthCare Services*	7,648	189
Alon USA Energy	28,918	478
American Pacific*	4,682	174
Axis Capital Holdings	133,121	6,333
Capella Education	1,346	89
Cascade Microtech*	6,858	64
Century Casinos*	15,165	79
Computer Sciences	65,542	3,662
Cross Country Healthcare*	4,076	41
Evolving Systems	5,293	52
FBR*	2,328	61
Kirkland’s*	4,485	106
Manning & Napier, Cl A	4,985	88
Manpowergroup	60,399	5,186
Nielsen Holdings	114,700	5,264
NN	18,207	368
Northrop Grumman	22,436	2,571
Orchids Paper Products	1,601	53
PharMerica*	10,986	236
Providence Service*	2,445	63
Provident Financial Holdings	5,496	82
Renewable Energy Group*	28,868	331
Repligen*	5,809	79
Republic Airways Holdings*	26,872	287
RPX*	10,803	183
Skullcandy*	41,402	299
Warren Resources*	61,957	195
Xerium Technologies*	8,322	137

		26,865

Total Common Stock (Cost $2,002,989) ($ Thousands)		2,390,799

PREFERRED STOCK — 0.8%

Germany — 0.8%
Bayerische Motoren Werke (C)	11,994	1,027
Draegerwerk (C)	2,624	344
Fuchs Petrolub (C)	1,622	159
Henkel (C)	89,081	10,371
Porsche (C)	3,089	323
ProSiebenSat.1 Media (C)	28,561	1,420
Sto (C)	314	60
Volkswagen (C)	27,954	7,880

Total Preferred Stock (Cost $16,951) ($ Thousands)		21,584

U.S. TREASURY OBLIGATIONS (E)(F) — 0.3%
U.S. Treasury Bills
0.051%, 02/06/2014	$3,856	3,856
0.040%, 01/09/2014	4,516	4,516

Total U.S. Treasury Obligations (Cost $8,372) ($ Thousands)		8,372

Description	Shares	Market Value ($ Thousands)
	Number of Rights
RIGHTS — 0.0%

Hong Kong — 0.0%
New World Hotel Investment ††	6	$—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 2.6%
SEI Liquidity Fund, L.P.
0.070% †** (G)	66,006,629	66,007

Total Affiliated Partnership (Cost $66,007) ($ Thousands)		66,007

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% †**	70,702,889	70,703

Total Cash Equivalent (Cost $70,703) ($ Thousands)		70,703

Total Investments — 99.9% (Cost $2,165,022) ($ Thousands)§		$2,557,465

A list of the open futures contracts held by the Fund at December 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	649	Mar-2014	$1,318
FTSE 100 Index	213	Mar-2014	818
Hang Seng Index	28	Jan-2014	75
SPI 200 Index	67	Mar-2014	353
Topix Index	151	Mar-2014	1,126

			$3,690

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,560,599 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2013.

†	Investment in Affiliated Security.

††	Expiration date is unavailable.

(A)	This security or a partial position of this security is on loan at December 31, 2013. The total market value of securities on loan at December 31, 2013 was $62,180 ($ Thousands).

(B)	Real Estate Investment Trust.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2013 was $1,049,607 ($ Thousands) and represented 41.0% of Net Assets.

(D)	Securities considered illiquid. The total market value of such securities as of December 31, 2013 was $0 ($ Thousands) and represented 0.0% of Net Assets.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F)	The rate reported is the effective yield at time of purchase.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2013 was $66,007 ($ Thousands).

8	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2013

§	At December 31, 2013, the tax basis cost of the Fund’s investments was $2,165,022 ($ Thousands), and the unrealized appreciation and depreciation were $444,195 ($ Thousands) and ($51,752) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and the London Stock Exchange

L.P. — Limited Partnership

Ser — Series

SPI — Share Price Index

The following is a list of the level of inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,342,771	$1,048,028	$—	$2,390,799
Preferred Stock	20,005	1,579	—	21,584
Rights	—	—	—	—
U.S. Treasury Obligations	—	8,372	—	8,372
Cash Equivalent	70,703	—	—	70,703
Affiliated Partnership	—	66,007	—	66,007

Total Investments in Securities	$1,433,479	$1,123,986	$—	$2,557,465

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$3,690	$—	$—	$3,690

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended December 31, 2013, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 89.7%

Argentina — 0.4%
Arcos Dorados Holdings, Cl A	271,900	$3,296
Tenaris ADR	40,151	1,754
YPF ADR	50,800	1,674

		6,724

Austria — 0.2%
Erste Group Bank (A)	42,700	1,491
IMMOFINANZ (A)	235,908	1,095
UNIQA Insurance Group (A)	78,487	1,006

		3,592

Belgium — 0.1%
KBC Groep*	24,524	1,394

Brazil — 8.2%
ALL - America Latina Logistica	394,961	1,098
AMBEV	449,700	3,301
AMBEV ADR	812,090	5,969
Arteris	44,900	363
B2W Cia Digital*	362,800	2,348
Banco Bradesco ADR	412,896	5,174
Banco do Brasil	478,880	4,953
Banco Santander Brasil ADR	374,415	2,284
BM&FBovespa	623,917	2,925
BR Malls Participacoes	441,600	3,191
BR Properties	279,800	2,206
Brasil Insurance Participacoes e Administracao	328,000	2,537
Braskem ADR*	210,542	3,758
BRF ADR	202,375	4,224
Cia Hering	43,600	553
Cia Paranaense de Energia ADR (B)	14,934	196
Cielo	58,820	1,637
Cyrela Brazil Realty Empreendimentos e Participacoes	1,185,467	7,236
EcoRodovias Infraestrutura e Logistica	238,200	1,494
EDP - Energias do Brasil	410,400	1,974
Estacio Participacoes	665,700	5,759
Even Construtora e Incorporadora	456,300	1,576
Fibria Celulose ADR* (B)	331,985	3,878
Gerdau ADR	641,526	5,030
Gol Linhas Aereas Inteligentes ADR* (B)	340,245	1,555
Grendene	32,600	250
Helbor Empreendimentos	127,613	422
Hypermarcas	601,460	4,500
International Meal Holdings*	99,400	769
JBS	627,100	2,331
Kroton Educacional	121,862	2,028
Localiza Rent a Car	141,432	1,995
Lojas Renner	51,900	1,342
Mahle-Metal Leve Industria e Comercio	22,600	262
MRV Engenharia e Participacoes	174,900	625
Petroleo Brasileiro*	103,622	702
Petroleo Brasileiro ADR*	457,265	6,301
Porto Seguro	47,100	594
Qualicorp*	314,700	3,001
Santos Brasil Participacoes	74,220	596

Description	Shares	Market Value ($ Thousands)
Sao Martinho	17,200	$209
Souza Cruz	42,200	431
Sul America	109,682	688
Telefonica Brasil ADR	126,700	2,435
Tim Participacoes	143,400	749
Tim Participacoes ADR	502,600	13,188
Totvs	325,069	5,093
Ultrapar Participacoes	15,600	370
Vale	56,186	850
Vale ADR, Cl B (B)	488,361	7,447
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	116,200	1,586
Via Varejo*	201,100	2,144

		136,127

Canada — 0.9%
Africa Oil*	207,644	1,804
Alamos Gold	194,300	2,353
Pacific Rubiales Energy	587,776	10,146
SEMAFO*	477,660	1,254

		15,557

Chile — 0.7%
Banco de Chile	8,149,458	1,183
Banco Santander Chile	73,907,544	4,284
Cia Cervecerias Unidas ADR	94,891	2,288
SACI Falabella	110,300	989
Sociedad Quimica y Minera de Chile ADR	97,700	2,529

		11,273

China — 13.8%
AAC Technologies Holdings	1,396,480	6,781
Agricultural Bank of China	23,961,732	11,774
ANTA Sports Products (B)	2,480,000	3,071
Anton Oilfield Services Group (B)	1,488,000	906
Baidu ADR*	147,464	26,231
Bank of China	21,840,105	10,056
BYD Electronic International*	695,000	404
Changyou.com ADR* (B)	84,400	2,705
China BlueChemical (B)	1,428,000	893
China CITIC Bank	1,486,000	807
China Communications Services (B)	1,192,000	738
China Construction Bank	21,960,993	16,569
China Lesso Group Holdings	3,326,300	2,317
China Life Insurance	197,000	616
China Merchants Bank (B)	1,978,576	4,216
China National Materials	9,461,438	2,038
China Pacific Insurance Group (B)	149,000	584
China Petroleum & Chemical	5,907,839	4,823
China Petroleum & Chemical ADR	24,400	2,005
China Shenhua Energy	576,500	1,818
China Telecom	7,388,000	3,735
China Vanke, Cl B	3,062,574	4,779
China Wireless Technologies	3,740,000	1,225
Chongqing Rural Commercial Bank	2,726,612	1,322
CITIC Securities (B)	610,500	1,665
Country Garden Holdings (B)	2,742,305	1,655
First Tractor	2,742,000	2,150
Fosun International* (B)	802,500	797
Giant Interactive Group ADR	242,600	2,727
Great Wall Motor	188,000	1,038
Guangzhou R&F Properties	1,168,400	1,709

10	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)
Industrial & Commercial Bank of China	28,315,168	$19,135
Jiangsu Expressway (B)	1,398,000	1,718
Jiangxi Copper	1,015,000	1,833
KWG Property Holding (B)	1,737,370	963
Mindray Medical International ADR (B)	56,254	2,045
NetEase ADR*	13,025	1,024
New Oriental Education & Technology Group ADR*	198,300	6,246
PetroChina ADR	36,471	4,002
PICC Property & Casualty	1,775,800	2,634
Ping An Insurance Group of China	1,020,000	9,136
Prince Frog International Holdings	7,352,100	3,025
SINA*	66,311	5,587
Sinopec Engineering Group (B)	2,625,800	3,928
SOHO China (B)	2,830,028	2,438
Sohu.com*	84,200	6,141
Tencent Holdings	184,447	11,766
Tingyi Cayman Islands Holding (B)	1,184,000	3,420
Tsingtao Brewery	436,000	3,686
Uni-President China Holdings (B)	1,801,000	1,835
Weichai Power (B)	288,000	1,161
WuXi PharmaTech Cayman ADR*	70,313	2,699
Zhejiang Expressway	3,270,000	3,091
Zhuzhou CSR Times Electric	2,992,400	10,767

		230,434

Colombia — 0.4%
Almacenes Exito	22,483	349
Bancolombia ADR, Cl R	69,200	3,392
Cementos Argos	138,371	702
Ecopetrol	811,129	1,553
Grupo Nutresa	17,719	243

		6,239

Czech Republic — 0.4%
CEZ (A)	102,284	2,667
Komercni Banka (A)	19,083	4,256

		6,923

Denmark — 0.1%
Carlsberg, Cl B (A)	12,114	1,343

Egypt — 0.0%
Commercial International Bank Egypt GDR	134,789	605

Hong Kong — 7.1%
Anxin-China Holdings	1,212,000	385
Bolina Holding (B)	4,187,300	1,798
Chaoda Modern Agriculture* (C)	2,056,181	—
China Everbright International	5,728,300	7,668
China High Precision Automation Group* (C)	1,385,624	222
China Medical System Holdings	2,298,500	2,457
China Mengniu Dairy	1,818,915	8,633
China Minsheng Banking, Cl H	951,500	1,057
China Mobile	1,880,045	19,495
China Mobile ADR	59,740	3,124
China Modern Dairy Holdings*	1,429,000	774
China Power International Development	1,229,000	437

Description	Shares	Market Value ($ Thousands)
China State Construction International Holdings	5,429,284	$9,733
China Taiping Insurance Holdings*	951,800	1,944
China Unicom Hong Kong ADR	153,690	2,315
CNOOC	3,829,407	7,122
CNOOC ADR	16,410	3,079
COSCO Pacific	5,275	7
Far East Horizon	596,000	510
Geely Automobile Holdings (B)	4,370,000	2,113
GOME Electrical Appliances Holding	9,371,000	1,728
Guangdong Investment (B)	1,098,000	1,073
Haier Electronics Group	2,166,000	6,285
Hilong Holding	1,266,938	1,085
Samsonite International	707,452	2,153
Sands China	1,076,100	8,792
Shanghai Industrial Holdings	107,000	391
Shenzhen Investment	960,000	362
Shougang Fushan Resources Group (B)	2,760,000	968
Sino Biopharmaceutical	3,276,000	2,598
SJM Holdings	816,405	2,738
Sunac China Holdings (B)	708,000	425
Sunny Optical Technology Group (B)	4,520,507	4,396
Techtronic Industries (B)	2,409,500	6,837
Xinyi Glass Holdings	2,444,944	2,157
Xinyi Solar Holdings*	2,444,944	505
Zoomlion Heavy Industry Science and Technology	3,484,260	3,253

		118,619

Hungary — 0.1%
OTP Bank (A)	31,276	595
Richter Gedeon Nyrt (A)	59,370	1,210

		1,805

India — 6.6%
Asian Paints	310,000	2,456
Aurobindo Pharma	790,513	5,020
Axis Bank	161,205	3,387
Bank of Baroda	163,535	1,707
Biocon	96,261	720
Cairn India	2,581,497	13,512
Crompton Greaves	593,019	1,234
Cummins India	387,365	3,001
Dabur India	1,389,959	3,828
Dena Bank	141,420	139
Glenmark Pharmaceuticals	237,270	2,048
Godrej Consumer Products	187,403	2,599
HCL Technologies	132,682	2,708
HDFC Bank ADR	146,218	5,036
Hexaware Technologies	296,384	631
Housing Development Finance	64,749	832
ICICI Bank ADR	290,554	10,800
Idea Cellular	513,657	1,386
Indiabulls Housing Finance	215,603	831
Infosys ADR	22,797	1,290
ITC	591,773	3,079
Larsen & Toubro	192,742	3,335
Mahindra & Mahindra GDR	149,848	2,287
Maruti Udyog	79,159	2,257
Oil & Natural Gas	455,516	2,128
Oil India	59,070	466
Power Grid Corp of India	128,019	207
Reliance Industries	54,481	788

11	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)
Reliance Industries GDR (D)	354,711	$10,300
Rural Electrification	470,890	1,679
Shriram Transport Finance	399,981	4,349
Syndicate Bank	165,516	253
Tata Consultancy Services	17,686	621
Tata Global Beverages	1,087,520	2,821
Tata Motors ADR	159,800	4,922
UPL	493,884	1,581
Wipro ADR (B)	142,168	1,790
WNS Holdings ADR*	11,629	255
Yes Bank	432,700	2,590
Zee Entertainment Enterprises	294,755	1,318

		110,191

Indonesia — 1.1%
AKR Corporindo (A)	4,840,500	1,744
Bank Bukopin (A)	5,292,948	270
Bank Rakyat Indonesia Persero (A)	9,196,951	5,497
Kalbe Farma (A)	6,448,000	664
Perusahaan Gas Negara Persero (A)	3,262,500	1,203
Semen Indonesia Persero (A)	1,676,500	1,955
Surya Semesta Internusa (A)	2,847,000	132
Tambang Batubara Bukit Asam (A)	2,020,500	1,697
Telekomunikasi Indonesia Persero (A)	26,996,580	4,778
United Tractors (A)	665,681	1,042

		18,982

Ireland — 0.1%
Kenmare Resources*	3,618,498	1,247

Israel — 0.7%
Check Point Software Technologies*	27,342	1,764
Teva Pharmaceutical Industries ADR	250,800	10,052

		11,816

Malaysia — 2.2%
Affin Holdings	96,100	122
Alliance Financial Group	1,057,900	1,537
AMMB Holdings	872,000	1,927
Axiata Group	2,088,836	4,400
Berjaya Sports Toto	220,201	272
British American Tobacco Malaysia	41,451	812
Bursa Malaysia	214,300	539
Genting Malaysia	291,956	390
Hong Leong Financial Group	56,400	267
IOI	513,100	738
IOI Properties Group Sdn*	171,033	163
Kulim Malaysia*	245,800	258
Malayan Banking	2,147,800	6,518
Malaysia Building Society	671,427	453
Media Prima	589,247	471
Parkson Holdings	468,318	393
Petronas Chemicals Group	1,786,900	3,775
Sapurakencana Petroleum*	1,650,600	2,469
Telekom Malaysia	360,876	612
Tenaga Nasional	428,700	1,489
Top Glove	1,993,028	3,426
UEM Sunrise	3,492,395	2,516
UMW Holdings	798,983	2,942

		36,489

Mexico — 5.3%
Alfa, Cl A	282,800	791

Description	Shares	Market Value ($ Thousands)
America Movil, Ser L	2,114,974	$2,458
America Movil ADR, Ser L	158,575	3,706
Arca Continental	479,800	2,991
Cemex ADR*	446,457	5,282
Controladora Comercial Mexicana	109,200	466
Empresas ICA ADR* (B)	237,380	2,006
Fibra Uno Administracion (E)	822,000	2,625
Fomento Economico Mexicano ADR	70,501	6,900
Genomma Lab Internacional, Cl B* (B)	4,651,339	13,005
Gentera	844,300	1,574
Gruma, Cl B*	154,532	1,165
Grupo Aeroportuario del Pacifico, Cl B	143,800	766
Grupo Carso, Ser A1	123,100	653
Grupo Financiero Banorte, Cl O	1,483,919	10,351
Grupo Financiero Inbursa, Cl O	297,200	838
Grupo Financiero Santander Mexico ADR	229,610	3,132
Grupo Herdez	32,875	117
Grupo Mexico, Ser B	1,536,091	5,070
Grupo Sanborns	561,651	1,186
Grupo Televisa ADR	371,241	11,234
Industrias Penoles	74,480	1,844
Inmobiliaria Vesta (B)	838,300	1,455
Kimberly-Clark de Mexico, Cl A	1,546,400	4,378
Wal-Mart de Mexico, Ser V	1,575,098	4,120

		88,113

Netherlands — 0.7%
Yandex, Cl A*	271,800	11,728

Peru — 0.6%
Credicorp	72,314	9,598

Philippines — 0.6%
Aboitiz Equity Ventures (A)	762,900	939
Alliance Global Group (A)	1,204,488	703
BDO Unibank (A)	494,363	767
International Container Terminal Services (A)	1,276,454	2,939
Manila Electric (A)	33,470	189
RFM (A)	9,057,500	1,136
SM Investments (A)	210,796	3,387
SM Prime Holdings (A)	2,051,500	681

		10,741

Poland — 0.7%
Asseco Poland (A)	33,224	506
Bank Handlowy w Warszawie (A)	5,496	191
KGHM Polska Miedz (A)	27,366	1,068
PGE (A)	281,646	1,519
Polski Koncern Naftowy Orlen (A)	88,964	1,211
Powszechna Kasa Oszczednosci Bank Polski (A)	386,551	5,046
Powszechny Zaklad Ubezpieczen (A)	12,484	1,857
Tauron Polska Energia (A)	554,595	805

		12,203

Russia — 7.2%
Etalon Group GDR*	56,800	301
Eurasia Drilling GDR	176,051	7,922
Gazprom ADR	809,295	6,936

12	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)
Globaltrans Investment GDR	586,883	$9,331
Lukoil ADR	150,888	9,512
Magnit GDR	130,982	8,671
Mail.ru Group GDR*	79,664	3,553
MegaFon GDR	111,186	3,725
MMC Norilsk Nickel ADR	129,381	2,150
Mobile Telesystems ADR	273,445	5,915
NovaTek GDR	70,994	9,719
QIWI ADR	32,500	1,820
Rosneft GDR	995,885	7,584
Sberbank of Russia ADR	1,713,769	21,492
Severstal GDR (B)	174,931	1,728
Sistema GDR	55,343	1,778
Surgutneftegas ADR	146,322	1,269
Tatneft ADR	89,523	3,422
TMK GDR	356,946	4,208
Uralkali GDR	15,707	418
VTB Bank GDR (B)	1,571,338	4,706
X5 Retail Group GDR*	263,621	4,421

		120,581

Singapore — 0.2%
Asian Pay Television Trust	5,773,600	3,384
China Yuchai International	27,469	573

		3,957

South Africa — 5.1%
African Bank Investments	497,713	573
Anglo American Platinum*	25,931	975
AngloGold Ashanti ADR*	59,000	691
ArcelorMittal South Africa*	159,732	569
AVI	82,892	454
Barclays Africa Group	37,872	478
Bidvest Group	131,514	3,370
Exxaro Resources (B)	209,900	2,935
FirstRand	823,058	2,820
Foschini Group	73,077	668
Impala Platinum Holdings	50,285	591
Imperial Holdings	104,781	2,027
Investec	186,414	1,326
Kumba Iron Ore (B)	31,209	1,321
Liberty Holdings	100,951	1,172
Life Healthcare Group Holdings	1,024,671	4,095
Mondi	91,891	1,577
MTN Group	529,258	10,966
Murray & Roberts Holdings*	239,957	614
Nampak	108,917	426
Naspers, Cl N	78,352	8,199
Netcare	381,601	948
Redefine Properties* (E)	1,191,020	1,108
Remgro	114,652	2,275
Reunert (B)	146,978	961
RMB Holdings	194,887	900
Sasol	150,266	7,382
Sasol ADR	55,375	2,738
Shoprite Holdings	212,135	3,322
Spar Group	92,199	1,158
Standard Bank Group	545,525	6,741
Steinhoff International Holdings	360,079	1,552
Telkom*	107,522	287
Tongaat Hulett	19,087	207
Truworths International	87,224	639
Vodacom Group	383,011	4,864
Woolworths Holdings	554,238	3,950

Description	Shares	Market Value ($ Thousands)
		$84,879

South Korea — 11.5%
Chong Kun Dang Pharmaceutical*	7,416	479
Chongkundang Holdings* (A)	1,449	58
Coway (A)	108,925	6,862
Daelim Industrial* (A)	24,045	2,148
Daewoong Pharmaceutical* (A)	7,044	509
Dongbu Insurance (A)	52,642	2,805
Dongkuk Steel Mill* (A)	39,970	499
Doosan (A)	8,888	1,176
Grand Korea Leisure (A)	25,294	970
GS Home Shopping (A)	5,417	1,577
Halla Visteon Climate Control* (A)	38,210	1,407
Hankook Tire* (A)	55,189	3,180
Hankook Tire Worldwide* (A)	17,490	366
Hite Jinro* (A)	42,030	879
Hyosung* (A)	11,642	777
Hyundai Home Shopping Network* (A)	2,667	471
Hyundai Marine & Fire Insurance (A)	87,783	2,704
Hyundai Mobis* (A)	3,009	838
Hyundai Motor (A)	29,550	6,633
Industrial Bank of Korea* (A)	254,850	2,939
Interpark* (A)	103,823	1,050
Kangwon Land* (A)	63,330	1,860
KB Financial Group* (A)	13,500	546
KB Financial Group ADR	144,725	5,863
KCC (A)	18,413	8,188
Kia Motors (A)	113,911	6,066
Korea Aerospace Industries* (A)	85,800	2,360
Korean Reinsurance (A)	40,647	441
KT (A)	26,140	783
KT ADR	214,890	3,195
KT&G (A)	45,858	3,239
LG* (A)	23,243	1,412
LG Chem (A)	1,294	368
LG Display ADR* (B)	179,140	2,175
LG Electronics (A)	31,278	2,022
Lock & Lock* (A)	123,840	2,703
Lotte Chilsung Beverage* (A)	2,819	4,076
Lotte Confectionery*	2,337	4,234
Lotte Shopping* (A)	4,963	1,901
Meritz Fire & Marine Insurance (A)	31,080	447
Mirae Asset Securities (A)	27,720	1,011
NAVER* (A)	4,109	2,832
OCI* (A)	7,871	1,428
POSCO (A)	4,692	1,460
S-1, Cl 1* (A)	18,698	1,327
Samsung Electronics (A)	40,236	52,429
Samsung Fire & Marine Insurance (A)	5,089	1,251
Samsung Heavy Industries (A)	23,100	835
Samsung Life Insurance (A)	28,985	2,860
SFA Engineering* (A)	68,663	2,678
Shinhan Financial Group* (A)	164,834	7,400
SK Holdings* (A)	5,252	952
SK Hynix* (A)	107,861	3,773
SK Telecom (A)	8,730	1,910
SK Telecom ADR (B)	558,859	13,759
Soulbrain* (A)	9,800	415
Sung Kwang Bend* (A)	109,372	2,774
Sungwoo Hitech* (A)	45,849	671

13	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)
Vieworks* (A)	40,015	$941
Wonik IPS* (A)	109,791	895

		191,807

Spain — 0.4%
Cemex Latam Holdings*	894,640	6,853

Taiwan — 8.7%
Airtac International Group	204,895	1,664
Asustek Computer	247,000	2,221
Catcher Technology	771,000	5,006
Cathay Financial Holding	2,039,227	3,301
Chailease Holding	526,200	1,384
Chicony Electronics	186,992	470
China Motor	1,181,000	1,143
China Steel Chemical	344,800	1,897
Chong Hong Construction	116,000	356
CTBC Financial Holding	3,085,000	2,106
CTCI	808,000	1,309
Delta Electronics	195,000	1,112
Everlight Electronics	357,000	821
Far Eastern New Century	556,000	642
Farglory Land Development	1,290,043	2,186
Formosa Taffeta	88,000	106
Fubon Financial Holding	3,085,000	4,513
Giga Solar Materials	151,000	2,432
Hermes Microvision	9,000	292
Hermes Microvision GDR* (D)	46,900	1,522
Hiwin Technologies	559,270	4,720
Hon Hai Precision Industry	2,485,828	6,681
Inventec	868,000	767
King Yuan Electronics	616,000	423
King’s Town Bank	692,000	659
Kinsus Interconnect Technology	537,000	1,782
Lite-On Technology	2,197,120	3,524
MediaTek	1,149,000	17,098
Mega Financial Holding	362,000	305
Merry Electronics	320,440	1,871
Nan Ya Plastics	511,000	1,181
Novatek Microelectronics	738,500	3,023
Phison Electronics	426,000	2,723
Pou Chen	1,444,000	2,159
Powertech Technology	353,000	540
President Chain Store	507,652	3,517
Quanta Computer	999,000	2,330
Radiant Opto-Electronics	935,050	3,420
Realtek Semiconductor	1,166,173	3,130
Shin Kong Financial Holding	6,154,118	2,127
Simplo Technology	352,194	1,560
Taishin Financial Holding	4,652,030	2,287
Taiwan Cement	3,345,000	5,191
Taiwan Semiconductor Manufacturing	5,607,890	19,851
Taiwan Semiconductor Manufacturing ADR	431,844	7,531
Teco Electric and Machinery	2,482,000	2,844
Transcend Information	871,000	2,505
Uni-President Enterprises	1,066,700	1,922
United Microelectronics	1,488,000	617
United Microelectronics ADR (B)	1,432,100	2,922
Vanguard International Semiconductor	490,000	582

Description	Shares	Market Value ($ Thousands)
Wistron NeWeb	195,000	$506

		144,781

Thailand — 1.4%
Advanced Info Service (A)	134,700	822
Bangchak Petroleum (A)	257,500	220
Bangkok Bank (A)	269,654	1,469
Bangkok Bank Foreign (A)	494,400	2,691
Bangkok Expressway (A)	148,400	152
BEC World (A)	165,600	255
CP ALL (A)	1,809,400	2,320
CP Seven Eleven PCL (A)	85,300	109
Delta Electronics Thailand (A)	183,700	300
Kiatnakin Bank (A)	948,544	1,082
PTT	491,250	4,284
PTT Global Chemical	1,738,600	4,199
Ratchaburi Electricity Generating Holding (A)	269,800	403
Siam Commercial Bank (A)	248,000	1,090
Thai Oil (A)	1,016,700	1,746
Thanachart Capital (A)	1,825,200	1,801
VGI Global Media (A)	3,268,824	977

		23,920

Turkey — 1.8%
Anadolu Efes Biracilik Ve Malt Sanayii	343,171	3,714
Arcelik	129,990	735
Aselsan Elektronik Sanayi Ve Ticaret	823,213	3,310
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	158,566	156
Emlak Konut Gayrimenkul Yatirim Ortakligi (E)	4,663,549	4,558
Enka Insaat ve Sanayi	511,777	1,434
Eregli Demir ve Celik Fabrikalari	1,619,632	1,945
Koza Altin Isletmeleri	76,318	789
Pegasus Hava Tasimaciligi*	189,339	3,199
TAV Havalimanlari Holding	474,913	3,415
Tofas Turk Otomobil Fabrikasi	167,021	1,042
Turk Hava Yollari	227,992	683
Turk Telekomunikasyon	548,958	1,523
Turkcell Iletisim Hizmetleri*	165,335	2,207
Turkiye Sise ve Cam Fabrikalari	1,646,610	2,085

		30,795

United Arab Emirates — 0.2%
Dragon Oil	372,953	3,505

United Kingdom — 1.4%
Afren*	2,191,877	6,142
Anglo American ADR	82,040	893
BG Group	177,880	3,823
Hikma Pharmaceuticals	202,729	4,033
Lonmin*	266,215	1,360
Old Mutual	689,516	2,160
SABMiller	96,625	4,915

		23,326

United States — 0.8%
Avon Products	133,700	2,302
First Cash Financial Services*	63,300	3,915
Freeport-McMoRan Copper & Gold	93,800	3,540
Yahoo!*	68,900	2,786

14	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)
		$12,543

Total Common Stock (Cost $1,408,072) ($ Thousands)		1,498,690

EXCHANGE TRADED FUNDS — 4.1%

United States — 4.1%
iPath MSCI India Index ETN* (B)	173,779	9,898
iShares MSCI Emerging Markets ETF	1,422,210	59,406

Total Exchange Traded Funds (Cost $69,640) ($ Thousands)		69,304

PREFERRED STOCK — 3.1%

Brazil — 2.9%
Banco do Estado do Rio Grande do Sul	583,102	3,114
Bradespar	189,000	2,009
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (B)	120,155	5,367
Cia Energetica de Sao Paulo, Cl B	198,800	1,889
Cia Paranaense de Energia	85,400	1,105
Itau Unibanco Holding	124,039	1,648
Itau Unibanco Holding ADR	334,996	4,546
Itausa - Investimentos Itau	706,990	2,667
Klabin	171,600	892
Marcopolo	1,771,700	3,830
Metalurgica Gerdau, Cl A	213,260	2,115
Petroleo Brasileiro, Cl Preference*	291,716	2,112
Petroleo Brasileiro ADR, Cl A*	450,491	6,618
Vale, Cl A	64,785	899
Vale ADR, Cl B	714,813	10,015

		48,826

Chile — 0.1%
Sociedad Quimica y Minera de Chile, Cl B	38,038	969

Colombia — 0.1%
Bancolombia	78,829	956

South Korea — 0.0%
Samsung Electronics (A)	929	894

Total Preferred Stock (Cost $58,633) ($ Thousands)		51,645
	Number of Rights

RIGHTS — 0.0%

Indonesia — 0.0%
Bank Bukopin, Expires 01/10/2014	1,764	—

Malaysia — 0.0%
IOI, Expires 02/28/2014	86	—

Taiwan — 0.0%
Farglory Land Development, Expires 12/18/2013	77	1

Total Rights (Cost $—) ($ Thousands)		1

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/2049 (F)	$8	$—

Total Debenture Bond (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 4.5%
SEI Liquidity Fund, L.P.
0.070%†** (G)	74,455,668	74,456

Total Affiliated Partnership (Cost $74,456) ($ Thousands)		74,456

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%†**	17,249,681	17,250

Total Cash Equivalent (Cost $17,250) ($ Thousands)		17,250

Total Investments — 102.4% (Cost $1,628,051) ($ Thousands)§		$1,711,346

Percentages are based on a Net Assets of $1,670,961 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2013.

†	Investment in Affiliated Security.

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2013 was $242,503 ($ Thousands) and represented 14.5% of Net Assets.

(B)	This security or a partial position of this security is on loan at December 31, 2013. The total market value of securities on loan at December 31, 2013 was $71,204 ($ Thousands).

(C)	Securities considered illiquid. The total market value of such securities as of December 31, 2013 was $222 ($ Thousands) and represented 0.0% of Net Assets.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E)	Real Estate Investment Trust.

(F)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2013.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2013 was $74,456 ($ Thousands).

§	At December 31, 2013, the tax basis cost of the Fund’s investments was $1,628,051 ($ Thousands), and the unrealized appreciation and depreciation were $161,473 ($ Thousands) and ($78,178) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

MSCI — Morgan Stanley Capital International

GDR — Global Depositary Receipt

L.P. — Limited Partnership

Ser — Series

15	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2013

The following is a list of the level of inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,256,187	$242,280	$223	$1,498,690
Exchange Traded Funds	69,304	—	—	69,304
Preferred Stock	50,751	894	—	51,645
Rights	1	—	—	1
Debenture Bond	—	—	—	—
Affiliated Partnership	—	74,456	—	74,456
Cash Equivalent	17,250	—	—	17,250

Total Investments in Securities	$1,393,493	$317,630	$223	$1,711,346

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended December 31, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Level 1 and Level 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended December 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2013

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS — 93.9%

Australia — 3.6%
Australia & New Zealand Banking Group MTN
3.625%, 07/18/2022	EUR	300	$458
Commonwealth Bank of Australia MTN
3.000%, 05/03/2022	EUR	230	336
2.625%, 01/12/2017	EUR	245	356
Government of Australia
6.000%, 02/15/2017		2,060	2,009
5.750%, 07/15/2022		2,750	2,757
5.500%, 01/21/2018		2,110	2,050
5.500%, 04/21/2023		160	158
4.250%, 07/21/2017		1,350	1,255
Government of Australia, Ser 122
5.250%, 03/15/2019		3,580	3,472
Government of Australia, Ser 124
5.750%, 05/15/2021		1,900	1,902
National Australia Bank MTN
1.875%, 01/13/2023	EUR	220	292
Queensland Treasury, Ser 17
6.000%, 09/14/2017		780	763
Rio Tinto Finance
3.500%, 03/22/2022	USD	55	54
Suncorp-Metway
5.125%, 10/27/2014	GBP	235	401
Westpac Banking MTN
1.375%, 04/17/2020	EUR	230	310

			16,573

Austria — 1.1%
Republic of Austria
3.900%, 07/15/2020		75	118
3.650%, 04/20/2022		290	449
3.200%, 02/20/2017		600	894
1.950%, 06/18/2019		1,660	2,364
1.750%, 10/20/2023		380	500
Republic of Austria, Ser 97-6
6.250%, 07/15/2027		225	436
Telekom Finanzmanagement MTN
3.125%, 12/03/2021		250	344

			5,105

Belgium — 3.1%
Anheuser-Busch InBev MTN
8.625%, 01/30/2017		200	337
2.875%, 09/25/2024		650	891
Kingdom of Belgium
3.750%, 06/22/2045		183	262
Kingdom of Belgium, Ser 44
5.000%, 03/28/2035		500	857
Kingdom of Belgium, Ser 47
3.250%, 09/28/2016		6,140	9,081
Kingdom of Belgium, Ser 49
4.000%, 03/28/2017		230	350
Kingdom of Belgium, Ser 58
3.750%, 09/28/2020		231	357
Kingdom of Belgium, Ser 65
4.250%, 09/28/2022		250	395

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Kingdom of Belgium, Ser 67
3.000%, 09/28/2019		1,180	$1,750

			14,280

Brazil — 0.4%
BRF
3.950%, 05/22/2023 (A)	USD	410	355
Cosan
5.000%, 03/14/2023 (A)	USD	240	209
Gerdau Trade
5.750%, 01/30/2021 (A)	USD	101	103
4.750%, 04/15/2023 (A)	USD	200	186
Petrobras Global Finance
4.250%, 10/02/2023	EUR	153	211
Raisen Energy Finance
7.000%, 02/01/2017 (A)	USD	270	297
Samarco Mineracao
4.125%, 11/01/2022 (A)	USD	430	387

			1,748

Canada — 4.1%
Bell Canada MTN
5.000%, 02/15/2017		270	274
Canada Housing Trust No. 1
4.100%, 12/15/2018		1,390	1,423
2.050%, 06/15/2017		2,470	2,357
CDP Financial
4.400%, 11/25/2019 (A)	USD	850	936
Government of Canada
5.750%, 06/01/2033		485	626
5.000%, 06/01/2037		1,300	1,581
4.250%, 06/01/2018		715	741
4.000%, 06/01/2041		860	920
2.750%, 06/01/2022		2,750	2,606
1.250%, 09/01/2018		1,685	1,536
1.000%, 11/01/2015		1,355	1,273
Muskrat Falls
3.630%, 06/01/2029		340	323
Province of British Columbia
3.250%, 12/18/2021		1,150	1,097
Province of Manitoba Canada
3.850%, 12/01/2021		710	700
Province of Ontario Canada
3.150%, 06/02/2022		2,000	1,852
Quebecor Media
5.750%, 01/15/2023	USD	128	124
Royal Bank of Canada
1.625%, 08/04/2020	EUR	190	260
TransCanada PipeLines
2.500%, 08/01/2022	USD	300	274
Valeant Pharmaceuticals International
7.500%, 07/15/2021 (A)	USD	177	194

			19,097

Chile — 0.1%
ENTEL Chile
4.875%, 10/30/2024	USD	380	371

China — 0.1%
CNOOC Finance
1.750%, 05/09/2018	USD	204	199
Talent Yield Investments
4.500%, 04/25/2022 (A)	USD	310	305

			504

17	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2013

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Colombia — 0.0%
Pacific Rubiales Energy
5.125%, 03/28/2023 (A)	USD	123	$113

Czech Republic — 0.1%
Government of Czech Republic, Ser 51
4.000%, 04/11/2017		8,050	449

Denmark — 1.6%
Danske Bank
5.375%, 09/29/2021 (B)	GBP	170	290
3.500%, 04/16/2018	EUR	155	235
DONG Energy MTN
5.750%, 04/09/2040	GBP	200	371
Kingdom of Denmark
4.500%, 11/15/2039		1,300	320
4.000%, 11/15/2017		8,915	1,861
3.000%, 11/15/2021		21,800	4,445

			7,522

Finland — 1.0%
Elisa MTN
2.250%, 10/04/2019		300	409
Government of Finland
4.375%, 07/04/2019		400	642
3.375%, 04/15/2020		2,080	3,189
Nordea Bank Finland MTN
2.375%, 07/17/2017		190	275
2.250%, 05/03/2019		170	245

			4,760

France — 6.6%
Accor
2.500%, 03/21/2019		300	414
ALD International MTN
2.000%, 05/26/2017		500	685
Arkema
3.850%, 04/30/2020		200	297
AXA MTN
6.211%, 10/29/2049 (B)		275	405
Banque Federative du Credit Mutuel MTN
2.000%, 09/19/2019		400	548
Banque PSA Finance MTN
4.875%, 09/25/2015		450	649
BNP Paribas MTN
4.730%, 04/12/2049 (B)		300	428
2.500%, 08/23/2019		350	496
2.375%, 09/14/2017	USD	445	454
BNP Paribas Home Loan SFH MTN
3.125%, 03/22/2022		500	743
BPCE
5.700%, 10/22/2023	USD	380	392
BPCE SFH MTN
2.750%, 02/16/2017		300	437
2.375%, 11/29/2023		100	136
1.750%, 11/29/2019		600	833
Caisse de Refinancement de l’Habitat MTN
5.000%, 04/08/2019		500	814

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Caisse Francaise de Financement Local MTN
4.500%, 04/27/2015		380	$551
3.750%, 05/18/2016		225	333
Casino Guichard Perracho MTN
4.726%, 05/26/2021		300	463
Cie de Financement Foncier MTN
4.625%, 09/23/2017		575	896
4.250%, 01/19/2022		300	476
Cie de St. Gobain MTN
3.625%, 03/28/2022		120	173
Credit Agricole MTN
2.375%, 11/27/2020		600	829
Credit Agricole Home Loan SFH MTN
2.875%, 09/09/2016		300	437
Dexia Credit Local MTN
1.625%, 10/29/2018		565	783
1.250%, 10/18/2016 (A)	USD	449	448
Electricite de France MTN
6.500%, 01/26/2019 (A)	USD	250	296
5.500%, 10/17/2041	GBP	100	182
5.375%, 12/12/2049 (B)		100	147
5.250%, 12/29/2049 (B)	USD	120	119
4.125%, 03/25/2027		100	150
Eutelsat
2.625%, 01/13/2020		200	273
French Treasury Note
2.500%, 01/15/2015		1,145	1,615
1.000%, 07/25/2017		235	327
Gecina MTN
2.875%, 05/30/2023 (C)		500	656
Government of France
5.750%, 10/25/2032		545	1,029
5.000%, 10/25/2016		1,240	1,923
4.750%, 04/25/2035		60	102
4.500%, 04/25/2041		805	1,333
3.250%, 05/25/2045		380	503
3.000%, 04/25/2022		640	943
1.750%, 05/25/2023		345	451
1.000%, 05/25/2018		2,125	2,921
HSBC SFH France MTN
2.000%, 10/16/2023		700	936
Iliand
4.875%, 06/01/2016		300	444
RCI Banque
3.400%, 04/11/2014 (A)	USD	250	251
Sanofi MTN
2.500%, 11/14/2023		200	272
Societe Generale MTN
5.750%, 04/20/2016 (A)	USD	111	120
5.200%, 04/15/2021 (A)	USD	425	467
3.875%, 12/17/2015	GBP	100	173
Societe Generale SFH MTN
3.250%, 06/06/2016		400	586
Unibail-Rodamco MTN
2.375%, 02/25/2021 (C)		500	683
Veolia Environnement MTN
6.125%, 11/25/2033		270	455
4.625%, 03/30/2027		200	299

			30,776

18	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2013

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Germany — 7.8%
Allianz Finance II MTN
3.500%, 02/14/2022		300	$446
Bundesobligation
1.000%, 10/12/2018		1,380	1,907
0.250%, 04/13/2018		300	404
Bundesrepublik Deutschland
4.750%, 09/20/2033		190	334
2.500%, 07/04/2044		3,325	4,344
2.250%, 09/04/2021		425	616
1.500%, 09/04/2022		1,425	1,923
1.500%, 05/15/2023		1,610	2,141
Bundesrepublik Deutschland, Ser 07
4.000%, 01/04/2018		1,300	2,028
Continental MTN
3.125%, 09/09/2020		600	863
Deutsche Bank MTN
1.407%, 12/15/2015 (B)	GBP	280	459
Deutsche Telekom International Finance MTN
8.875%, 11/27/2028	GBP	160	381
7.375%, 12/04/2019	GBP	200	404
Deutschland Inflation Linked Bond
1.500%, 04/15/2016		3,246	4,662
E.ON International Finance MTN
6.000%, 10/30/2019	GBP	300	571
Euro Zone Inflation Linked Bond
0.750%, 04/15/2018		6,599	9,452
Evonik Industries MTN
1.875%, 04/08/2020		600	809
FMS Wertmanagement
1.125%, 09/03/2018		300	413
Hypothekenbank Frankfurt MTN
2.875%, 01/19/2016		160	231
KFW
4.750%, 08/12/2015	SEK	6,000	986
3.875%, 01/21/2019		575	897
3.375%, 08/30/2017	CHF	370	462
1.125%, 10/16/2018		250	345
Linde Finance MTN
3.875%, 06/01/2021		450	689
Muenchener Rueckversicherungs MTN
6.250%, 05/26/2042 (B)		200	324
RWE
7.000%, 10/12/2072 (B)	USD	224	245
Vier Gas Transport Gmbh MTN
3.125%, 07/10/2023		250	351
2.875%, 06/12/2025		200	270

			36,957

Ireland — 1.1%
AIB Mortgage Bank MTN
2.625%, 07/29/2016		400	563
Allied Irish Banks MTN
2.875%, 11/28/2016		400	549
Aquarius and Investments for Zurich Insurance MTN
4.250%, 10/02/2043 (B)		100	137
Bank of Ireland MTN
4.000%, 01/28/2015		250	355

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Bank of Ireland Mortgage Bank MTN
3.625%, 10/02/2020		170	$244
CRH Finland Services MTN
2.750%, 10/15/2020		350	484
GE Capital UK Funding MTN
4.375%, 07/31/2019	GBP	810	1,425
Ireland Government Bond
5.400%, 03/13/2025		260	407
4.500%, 10/18/2018		345	527
3.900%, 03/20/2023		200	285

			4,976

Israel — 0.0%
Israel Government Bond
4.250%, 03/31/2023		750	233

Italy — 6.8%
Banca Monte dei Paschi di Siena
5.000%, 02/09/2018		230	335
4.875%, 09/15/2016		700	1,015
Edison MTN
3.875%, 11/10/2017		600	898
Enel Finance International MTN
4.875%, 03/11/2020		100	153
4.875%, 04/17/2023		290	440
3.875%, 10/07/2014 (A)	USD	350	358
Intesa Sanpaolo MTN
4.875%, 07/10/2015		300	434
4.000%, 11/09/2017		368	534
Italy Buoni Poliennali Del Tesoro
6.500%, 11/01/2027		305	508
6.000%, 05/01/2031		1,045	1,677
5.500%, 09/01/2022		410	634
5.500%, 11/01/2022		150	233
5.000%, 03/01/2022		1,500	2,259
5.000%, 03/01/2025		960	1,419
5.000%, 09/01/2040		755	1,072
4.750%, 05/01/2017		1,780	2,660
4.750%, 09/01/2021		3,250	4,849
4.750%, 09/01/2044		355	483
4.500%, 03/01/2019		400	596
4.250%, 02/01/2015		2,325	3,316
4.250%, 02/01/2019		2,100	3,097
3.500%, 11/01/2017		1,535	2,207
3.500%, 06/01/2018		300	430
2.250%, 04/22/2017		1,104	1,539
TeamSystem Holding
7.375%, 05/15/2020		220	312
UniCredit MTN
6.950%, 10/31/2022		100	150
Unione di Banche Italiane MTN
4.500%, 02/22/2016		200	293

			31,901

Japan — 18.1%
Government of Japan 5 Year Bond
0.300%, 03/20/2017		443,900	4,243
0.300%, 09/20/2018		154,950	1,479
Government of Japan 5 Year Bond, Ser 106
0.200%, 09/20/2017		850,000	8,093

19	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2013

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
Government of Japan 5 Year Bond, Ser 108
0.100%, 12/20/2017	315,000	$2,986
Government of Japan 5 Year Bond, Ser 109
0.100%, 03/20/2018	37,900	359
Government of Japan 10 Year Bond
1.200%, 12/20/2020	433,000	4,327
0.800%, 09/20/2023	41,300	396
0.600%, 12/20/2023	80,000	751
Government of Japan 10 Year Bond, Ser 298
1.300%, 12/20/2018	254,550	2,547
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/2019	235,300	2,385
Government of Japan 10 Year Bond, Ser 303
1.400%, 09/20/2019	489,100	4,938
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/2020	1,151,000	11,578
Government of Japan 10 Year Bond, Ser 313
1.300%, 03/20/2021	750,000	7,542
Government of Japan 10 Year Bond, Ser 316
1.100%, 06/20/2021	240,550	2,385
Government of Japan 20 Year Bond
1.700%, 09/20/2033	32,700	318
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028	40,650	444
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/2029	325,000	3,490
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031	55,000	566
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032	34,850	343
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033	331,950	3,192
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033	90,000	851
Government of Japan 20 Year Bond, Ser 48
2.500%, 12/21/2020	429,450	4,655
Government of Japan 20 Year Bond, Ser 55
2.000%, 03/21/2022	257,000	2,718
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/2027	506,400	5,485

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038		103,250	$1,125
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		315,500	3,380
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		167,000	1,691
Government of Japan 30 Year Bond, Ser 34
2.200%, 03/20/2041		30,000	316
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042		15,000	152
Government of Japan 30 Year Bond, Ser 37
1.900%, 09/20/2042		40,400	400
Japan Finance Organization for Municipalities
4.500%, 05/27/2014	EUR	450	629
ORIX
4.710%, 04/27/2015	USD	135	141

			83,905

Luxembourg — 0.1%
Altice Financing
6.500%, 01/15/2022		200	278

Malaysia — 0.2%
Malaysia Government Bond
5.734%, 07/30/2019		900	298
3.418%, 08/15/2022		445	129
Petronas Capital
5.250%, 08/12/2019	USD	410	449

			876

Mexico — 0.6%
Grupo KUO De
6.250%, 12/04/2022 (A)	USD	300	300
Mexican Bonos
7.750%, 11/13/2042		9,100	709
7.000%, 06/19/2014		5,537	430
Mexican Bonos, Ser M10
7.750%, 12/14/2017		19,166	1,604

			3,043

Netherlands — 6.3%
ABN AMRO Bank MTN
4.875%, 01/16/2019	GBP	200	357
3.750%, 07/15/2014		750	1,052
Achmea BV MTN
2.500%, 11/19/2020		400	546
Achmea Hypotheekbank MTN
2.375%, 02/08/2016		275	387
Akzo Nobel MTN
8.000%, 04/06/2016	GBP	205	385
Alliander MTN
2.875%, 06/14/2024		200	276
ASML Holding
3.375%, 09/19/2023		450	625
Coco-Cola HBC Finance
2.375%, 06/18/2020		350	478
Heineken MTN
2.125%, 08/04/2020		300	408

20	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2013

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
ING Bank
5.800%, 09/25/2023 (A)	USD	375	$392
3.375%, 03/23/2017		125	186
Kingdom of Netherlands
4.500%, 07/15/2017		500	779
4.000%, 07/15/2018		185	288
4.000%, 01/15/2037		300	492
3.500%, 07/15/2020		485	749
3.250%, 07/15/2015		3,900	5,621
2.500%, 01/15/2033		365	478
2.250%, 07/15/2022		1,255	1,760
1.750%, 07/15/2023		1,290	1,704
1.750%, 07/15/2023		6,250	8,258
1.250%, 01/15/2018		1,185	1,656
Koninklijke KPN
3.250%, 02/01/2021		200	279
Robert Bosch Investment Nederland MTN
2.979%, 05/27/2033		200	256
Shell International Finance
2.250%, 01/06/2023	USD	825	737
TenneT Holding
2.125%, 11/01/2020		350	477
UPCB Finance
7.625%, 01/15/2020		250	373
Wuerth Finance International MTN
1.750%, 05/21/2020		150	202

			29,201

New Zealand — 0.8%
BNZ International Funding MTN
1.250%, 05/23/2018	EUR	156	211
Government of New Zealand
5.500%, 04/15/2023		320	279
2.000%, 09/20/2025		4,157	3,202

			3,692

Norway — 0.9%
DnB Bank MTN
4.750%, 03/08/2022 (B)	EUR	120	177
3.000%, 09/26/2023 (B)	EUR	170	236
DnB Boligkreditt
2.750%, 04/20/2015	EUR	625	887
Eksportfinans
2.375%, 05/25/2016	USD	200	197
2.000%, 09/15/2015	USD	20	20
Government of Norway
4.500%, 05/22/2019		1,150	210
2.000%, 05/24/2023		645	98
Kommunalbanken MTN
1.000%, 03/15/2018 (A)		800	777
Sparebank 1 Boligkreditt MTN
2.375%, 11/22/2016	EUR	170	245
Telenor MTN
2.500%, 05/22/2025	EUR	600	783
Yara International
7.875%, 06/11/2019 (A)	USD	185	223

			3,853

Poland — 0.5%
Republic of Poland
5.125%, 04/21/2021	USD	135	147
4.000%, 10/25/2023		300	97

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Republic of Poland, Ser 1019
5.500%, 10/25/2019		1,475	$529
Republic of Poland, Ser 1021
5.750%, 10/25/2021		4,640	1,690
Republic of Poland, Ser E MTN
4.200%, 04/15/2020	EUR	60	93

			2,556

Qatar — 0.1%
State of Qatar
4.500%, 01/20/2022 (A)	USD	390	413

Romania — 0.0%
Romanian Government International Bond MTN
4.625%, 09/18/2020	EUR	170	244

Russia — 0.3%
Gazprom OAO Via Gaz Capital MTN
5.338%, 09/25/2020	GBP	240	418
Russian Federation Registered
7.500%, 03/31/2030	USD	286	333
Severstal OAO Via Steel Capital MTN
4.450%, 03/19/2018 (A)	USD	320	317
VimpelCom Holdings
5.200%, 02/13/2019 (A)	USD	200	200

			1,268

Singapore — 0.2%
Government of Singapore
4.000%, 09/01/2018		495	440
3.125%, 09/01/2022		275	228
Temasek Financial I MTN
2.375%, 01/23/2023 (A)	USD	495	445

			1,113

South Africa — 0.3%
Gold Fields Orogen Holding
4.875%, 10/07/2020		400	323
Republic of South Africa
10.500%, 12/21/2026		2,500	281
8.250%, 09/15/2017		6,600	657

			1,261

South Korea — 0.7%
Export-Import Bank of Korea MTN
2.000%, 04/30/2020	USD	300	400
Korea National Oil
3.125%, 04/03/2017 (A)	USD	540	556
Korea Treasury Bond
4.250%, 06/10/2021		1,009,870	1,005
4.000%, 12/10/2031		350,000	341
3.500%, 09/10/2016		973,960	937

			3,239

Spain — 3.9%
Abertis Infraestructuras
3.750%, 06/20/2023		400	560
Ayt Cedulas Cajas Global
3.750%, 12/14/2022		200	262
AyT Cedulas Cajas X Fondo de Titulizacion
0.364%, 06/30/2015 (B)		200	269

21	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2013

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Banco de Sabadell
3.375%, 01/23/2018		100	$143
Banco Popular Espanol
4.000%, 10/18/2016		100	144
3.750%, 01/22/2019		100	143
Bankia
4.125%, 03/24/2036		700	805
FADE — Fondo de Amortizacion del Deficit Electrico
4.125%, 03/17/2017		200	291
2.250%, 12/17/2016		700	967
Ferrovial Emisiones MTN
3.375%, 06/07/2021		475	656
Government of Spain
5.850%, 01/31/2022		370	579
5.500%, 04/30/2021		1,980	3,030
4.850%, 10/31/2020		1,740	2,581
4.800%, 01/31/2024		735	1,064
4.750%, 07/30/2014		925	1,302
4.700%, 07/30/2041		230	306
4.500%, 01/31/2018		750	1,112
4.250%, 10/31/2016		125	183
4.100%, 07/30/2018		150	219
4.000%, 04/30/2020		100	143
3.300%, 10/31/2014		475	664
Government of Spain, Ser 1998-
6.000%, 01/31/2029		465	732
Santander International Debt MTN
4.625%, 03/21/2016		700	1,030
Telefonica Emisiones MTN
5.597%, 03/12/2020	GBP	100	177
4.375%, 02/02/2016		375	549
3.987%, 01/23/2023		200	287

			18,198

Supra-National — 1.0%
European Financial Stability Facility
1.625%, 07/17/2020		1,700	2,324
European Investment Bank MTN
2.750%, 09/15/2021	EUR	1,000	1,454
1.375%, 09/15/2021		575	760

			4,538

Sweden — 1.2%
Akzo Nobel Sweden Finance MTN
2.625%, 07/27/2022	EUR	150	203
Kingdom of Sweden
1.500%, 11/13/2023		1,415	201
Kingdom of Sweden Inflation Linked Bond
0.250%, 06/01/2022		2,525	378
Kingdom of Sweden, Ser 1051
3.750%, 08/12/2017		4,870	820
Kingdom of Sweden, Ser 1054
3.500%, 06/01/2022		5,835	989
Kingdom of Sweden, Ser 3105
3.500%, 12/01/2015		4,224	700
Nordea Bank MTN
4.500%, 03/26/2020	EUR	225	338
4.000%, 03/29/2021	EUR	255	372

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Skandinaviska Enskilda Banken MTN
4.000%, 09/12/2022 (B)	EUR	190	$277
1.875%, 11/14/2019	EUR	175	239
1.375%, 05/29/2018 (A)	USD	300	292
Swedbank Hypotek
1.125%, 05/07/2020	EUR	100	134
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	USD	465	452

			5,395

Switzerland — 0.8%
Credit Suisse MTN
5.750%, 09/18/2025 (B)	EUR	250	367
4.750%, 08/05/2019	EUR	400	631
Government of Switzerland
2.000%, 04/28/2021		1,070	1,303
1.500%, 04/30/2042		120	126
Holcim US Finance Sarl & Cie SCS MTN
2.625%, 09/07/2020	EUR	275	382
UBS
6.625%, 04/11/2018	GBP	150	289
6.375%, 07/20/2016	GBP	160	296
4.280%, 04/29/2049 (B)	EUR	200	278

			3,672

Thailand — 0.1%
Thailand Government Bond
3.650%, 12/17/2021		16,020	484

Turkey — 0.1%
Akbank
3.875%, 10/24/2017 (A)	USD	380	370
Turkiye Halk Bankasi
3.875%, 02/05/2020 (A)	USD	400	350

			720

United Arab Emirates — 0.2%
Abu Dhabi National Energy
3.625%, 01/12/2023 (A)	USD	400	372
IPIC GMTN MTN
6.875%, 03/14/2026	GBP	100	201
5.875%, 03/14/2021	EUR	125	204

			777

United Kingdom — 13.7%
AA Bond
4.720%, 07/02/2043		500	859
Abbey National Treasury Services MTN
5.500%, 06/18/2014		775	1,309
5.250%, 02/16/2029		450	831
5.125%, 04/14/2021		300	554
4.250%, 04/12/2021	EUR	350	557
3.625%, 09/08/2016	EUR	300	445
3.375%, 06/08/2015	EUR	500	717
1.750%, 01/15/2018	EUR	525	725
Anglian Water Services Financing, Ser A5 MTN
6.293%, 07/30/2030		500	998
Aviva MTN
6.875%, 05/22/2038 (B)	EUR	195	305
6.125%, 07/05/2043 (B)	EUR	225	343

22	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2013

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Bank of Scotland MTN
4.750%, 06/08/2022	EUR	290	$480
4.625%, 06/08/2017	EUR	275	426
Barclays Bank MTN
6.750%, 01/16/2023 (B)		350	632
6.625%, 03/30/2022	EUR	200	324
4.500%, 03/04/2019 (B)	EUR	125	173
4.250%, 01/12/2022		250	438
4.000%, 01/20/2017	EUR	200	298
BAT International Finance MTN
7.250%, 03/12/2024		250	522
5.375%, 06/29/2017	EUR	425	667
4.000%, 09/04/2026		200	324
Bishopsgate Asset Finance
4.808%, 08/14/2044		186	275
BP Capital Markets MTN
3.830%, 10/06/2017	EUR	350	526
2.994%, 02/18/2019	EUR	300	436
2.500%, 11/06/2022	USD	400	364
British American Tobacco Holdings MTN
4.000%, 07/07/2020		100	152
British Telecommunications
6.375%, 06/23/2037		120	238
5.750%, 12/07/2028		236	433
Bundesschatzanweisungen
2.875%, 09/11/2015		296	276
Centrica MTN
4.375%, 03/13/2029		300	486
4.250%, 09/12/2044		200	303
Channel Link Enterprises Finance
3.570%, 06/30/2050 (B)	EUR	350	461
Coventry Building Society MTN
4.625%, 04/19/2018		230	416
Direct Line Insurance Group
9.250%, 04/27/2042 (B)		100	203
Eastern Power Networks MTN
6.250%, 11/12/2036		160	319
ENW Finance MTN
6.125%, 07/21/2021		350	666
Eversholt Funding MTN
5.831%, 12/02/2020		100	186
Experian Finance MTN
4.750%, 02/04/2020	EUR	425	662
FCE Bank MTN
5.125%, 11/16/2015		200	352
4.825%, 02/15/2017		200	356
1.875%, 05/12/2016	EUR	250	349
1.625%, 09/09/2016	EUR	100	139
First Hydro Finance
9.000%, 07/31/2021		220	471
Firstgroup
5.250%, 11/29/2022		350	588
G4S International Finance MTN
2.625%, 12/06/2018	EUR	500	688
Gatwick Funding MTN
5.750%, 01/23/2037		250	458
Great Rolling Stock MTN
6.875%, 07/27/2035		343	676
6.250%, 07/27/2020		300	568
Heathrow Funding MTN
7.125%, 02/14/2024		150	292

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
HJ Heinz Finance UK
6.250%, 02/18/2030		115	$188
HSBC Bank
4.125%, 08/12/2020	USD	375	397
HSBC Holdings MTN
6.500%, 05/20/2024		250	496
4.000%, 03/30/2022	USD	145	149
Imperial Tobacco Finance MTN
8.375%, 02/17/2016	EUR	75	119
7.750%, 06/24/2019		600	1,200
7.250%, 09/15/2014	EUR	150	216
Intu SGS Finance MTN
3.875%, 03/17/2023 (C)		250	399
Lloyds TSB Bank MTN
6.500%, 03/24/2020	EUR	275	439
4.625%, 02/02/2017	EUR	420	637
Mondi Finance MTN
3.375%, 09/28/2020	EUR	250	350
Motability Operations Group MTN
3.750%, 11/29/2017	EUR	300	449
National Westminster Bank
6.500%, 09/07/2021		220	390
Nationwide Building Society
4.625%, 02/08/2021	EUR	550	900
4.125%, 03/20/2023 (B)	EUR	1,200	1,715
3.125%, 10/13/2016	EUR	175	257
Network Rail Infrastructure Finance MTN
4.400%, 03/06/2016	CAD	690	687
Northern Rock
5.625%, 06/22/2017 (A)	USD	1,750	1,972
Northumbrian Water Finance
6.000%, 10/11/2017		500	940
RL Finance Bonds No. 2
6.125%, 11/30/2043 (B)		100	164
Rolls-Royce
6.750%, 04/30/2019		100	197
Royal Bank of Scotland
9.500%, 03/16/2022 (B)	USD	200	234
6.934%, 04/09/2018	EUR	300	469
5.500%, 03/23/2020	EUR	200	321
5.125%, 01/13/2024		400	736
Scottish Widows
5.500%, 06/16/2023		150	249
Severn Trent Utilities Finance
6.250%, 06/07/2029		350	695
Standard Chartered MTN
4.000%, 07/12/2022 (B)	USD	390	395
Standard Life MTN
5.500%, 12/04/2042 (B)		250	424
5.314%, 01/06/2049 (B)		230	323
Tesco MTN
6.125%, 02/24/2022		300	563
6.000%, 12/14/2029		100	183
United Kingdom Gilt
4.500%, 12/07/2042		2,015	3,860
4.250%, 06/07/2032		180	328
4.250%, 12/07/2055		55	104
3.500%, 07/22/2068		390	630
3.250%, 01/22/2044		270	412
2.250%, 09/07/2023		1,750	2,709
1.750%, 09/07/2022		1,435	2,171

23	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2013

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
1.250%, 07/22/2018		955	$1,538
1.000%, 09/07/2017		575	935
United Kingdom Treasury
4.750%, 12/07/2030		1,240	2,388
4.750%, 12/07/2038		290	570
4.250%, 03/07/2036		325	591
4.250%, 09/07/2039		885	1,616
2.000%, 01/22/2016		533	905
1.750%, 01/22/2017		1,670	2,810
Virgin Media Secured Finance
7.000%, 01/15/2018		180	309
Voyage Care Bondco
6.500%, 08/01/2018		150	256
Wales & West Utilities Finance MTN
6.750%, 12/17/2036 (B)		200	379
Western Power Distribution South West
5.750%, 03/23/2040		200	380
William Hill
7.125%, 11/11/2016		100	187
WPP Finance MTN
3.000%, 11/20/2023		123	168
Yorkshire Power Finance
7.250%, 08/04/2028		208	424
Yorkshire Water Services Bradford Finance
6.375%, 08/19/2039		100	208

			63,997

United States — 6.3%
21st Century Fox America
4.500%, 02/15/2021		75	80
4.000%, 10/01/2023 (A)		59	58
3.000%, 09/15/2022		111	104
AbbVie
4.400%, 11/06/2042		90	84
2.900%, 11/06/2022		255	238
1.750%, 11/06/2017		49	49
Aetna
2.750%, 11/15/2022		165	152
Altria Group
4.750%, 05/05/2021		180	193
4.250%, 08/09/2042		265	226
American International Group
8.175%, 05/15/2058 (B)		240	290
5.850%, 01/16/2018		245	281
American Tower
3.400%, 02/15/2019 (C)		390	397
AT&T
5.875%, 04/28/2017	GBP	200	369
4.875%, 06/01/2044	GBP	230	371
Bank of America MTN
1.875%, 01/10/2019		280	383
Barrick North America Finance
4.400%, 05/30/2021		189	182
Bristol-Myers Squibb
2.000%, 08/01/2022		670	593
Chevron
2.355%, 12/05/2022		810	737
Citigroup
5.875%, 01/30/2042		75	84
5.000%, 08/02/2019	EUR	230	364

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
4.450%, 01/10/2017		250	$271
4.250%, 02/25/2030 (B)	EUR	1,000	1,352
Denbury Resources
4.625%, 07/15/2023		255	230
DISH DBS
5.000%, 03/15/2023		240	224
Dollar General
3.250%, 04/15/2023		400	368
Dover MTN
2.125%, 12/01/2020		250	339
Eagle Spinco
4.625%, 02/15/2021 (A)		48	47
General Electric
2.700%, 10/09/2022		320	300
General Electric Capital MTN
5.500%, 01/08/2020		305	349
5.300%, 02/11/2021		205	229
4.625%, 01/07/2021		750	818
Glencore Funding
4.125%, 05/30/2023 (A)		250	234
Goldman Sachs Group
6.375%, 05/02/2018	EUR	400	652
5.250%, 07/27/2021		45	49
3.250%, 02/01/2023	EUR	400	556
2.625%, 08/19/2020	EUR	350	482
HCA
7.500%, 02/15/2022		210	231
Intelsat Jackson Holdings
5.500%, 08/01/2023 (A)		240	228
International Business Machines MTN
1.375%, 11/19/2019	EUR	250	334
John Deere Bank MTN
1.500%, 07/16/2018		250	344
JPMorgan Chase MTN
2.625%, 04/23/2021		550	766
0.627%, 10/12/2015 (B)	EUR	350	477
JPMorgan Chase Bank
0.907%, 05/31/2017 (B)	EUR	1,250	1,702
Kroger
3.400%, 04/15/2022		33	32
Macy’s Retail Holdings
3.875%, 01/15/2022		164	162
MCE Finance
5.000%, 02/15/2021 (A)		250	244
Merrill Lynch MTN
0.774%, 09/14/2018 (B)	EUR	375	485
MetroPCS Wireless
6.625%, 04/01/2023 (A)		230	238
Metropolitan Life Global Funding I MTN
4.625%, 05/16/2017	EUR	200	306
Mondelez International
2.375%, 01/26/2021		400	545
1.125%, 01/26/2017		650	894
Morgan Stanley MTN
5.375%, 08/10/2020	EUR	150	241
3.750%, 09/21/2017	EUR	350	516
Motorola Solutions
3.500%, 03/01/2023		178	165
Nabors Industries
5.100%, 09/15/2023 (A)		280	280

24	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2013

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
NASDAQ OMX Group
3.875%, 06/07/2021	EUR	400	$567
NBCUniversal Media
4.375%, 04/01/2021		90	95
Noble Holding International
4.900%, 08/01/2020		25	26
Offshore Group Investment
7.125%, 04/01/2023		218	222
Oracle MTN
2.250%, 01/10/2021	EUR	158	219
Owens Corning
6.500%, 12/01/2016		145	161
Philip Morris International
2.900%, 11/15/2021		325	310
2.875%, 05/30/2024	EUR	100	137
2.125%, 05/30/2019	EUR	100	139
PNC Funding
5.125%, 02/08/2020		300	337
3.300%, 03/08/2022		150	147
Principal Financial Group
1.850%, 11/15/2017		175	173
Procter & Gamble
2.000%, 11/05/2021		150	203
Proctor and Gamble
2.000%, 08/16/2022	EUR	200	267
ProLogis
3.000%, 01/18/2022		450	611
Prudential Financial
5.625%, 06/15/2043 (B)		545	534
Rabobank Capital Funding Trust IV
5.556%, 12/31/2019 (B)	GBP	153	260
Regency Energy Partners
4.500%, 11/01/2023		72	66
Republic Services
4.750%, 05/15/2023		155	161
Reynolds American
3.250%, 11/01/2022		361	333
Ryder System MTN
5.850%, 11/01/2016		116	129
SABMiller Holdings
3.750%, 01/15/2022 (A)		400	402
Sealed Air
5.250%, 04/01/2023 (A)		240	233
Simon Property Group
2.375%, 10/02/2020 (C)(D)	EUR	400	551
Sirius XM Radio
4.625%, 05/15/2023 (A)		254	230
Societe Generale
5.922%, 04/05/2017 (A)(B)		180	188
Sprint
7.875%, 09/15/2023 (A)		230	247
Sun Merger Sub
5.875%, 08/01/2021 (A)		153	157
Transocean
2.500%, 10/15/2017		173	175
UBS MTN
5.875%, 12/20/2017	USD	247	283
United Technologies
1.800%, 06/01/2017		201	204
UnitedHealth Group
2.750%, 02/15/2023		120	110

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
WellPoint
4.650%, 01/15/2043		110	$102
2.300%, 07/15/2018		150	149
Wells Fargo MTN
4.600%, 04/01/2021		75	82
3.500%, 03/08/2022		235	235
2.625%, 08/16/2022	EUR	400	552
Williams Partners
5.250%, 03/15/2020		89	97
Windstream
7.500%, 04/01/2023		255	256
Wynn Las Vegas
5.375%, 03/15/2022		235	237

			29,512

Total Global Bonds (Cost $435,434) ($ Thousands)			437,600

MORTGAGE-BACKED SECURITIES — 2.1%

Agency Mortgage-Backed Obligation — 0.0%
FHLMC, Ser K501, Cl X1A, IO
1.875%, 08/25/2016 (B)(E)		318	10

Non-Agency Mortgage-Backed Obligation — 2.1%
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-6, Cl A4
5.357%, 09/10/2047 (B)		130	138
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (A)		100	92
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
5.244%, 09/25/2034 (A)(B)		113	110
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl A4
4.674%, 06/11/2041		49	51
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.611%, 03/11/2039 (B)		250	269
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.764%, 04/12/2038 (B)		125	135
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/2041		225	246
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.898%, 06/11/2040 (B)		241	270
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/2050 (B)		110	123

25	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2013

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl A4
5.471%, 01/12/2045 (B)	66	$73
Bear Stearns Commercial Mortgage Securities, Ser PW10, Cl A4
5.405%, 12/11/2040 (B)	105	111
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (B)	127	143
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.778%, 03/15/2049 (B)	110	119
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.336%, 12/10/2049 (B)	570	645
Citigroup Commerical Trust, Ser 2013-GC15, Cl C
5.108%, 09/10/2046 (B)	35	36
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
2.635%, 05/25/2035 (A)(B)	670	639
Citigroup, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	50	55
COMM Mortgage Trust, Ser 2013-CR7, Cl A4
3.213%, 03/10/2046	90	86
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	130	125
COMM Mortgage Trust, Ser 2013-CR9, Cl A3
4.022%, 07/10/2045	50	51
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.207%, 12/10/2049 (B)	110	122
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/2037	90	94
Credit Suisse First Boston Mortgage Securities, Ser C2, Cl AMFX
4.877%, 04/15/2037	85	85
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	50	54
Eddystone Finance, Ser 2006-1, Cl A2
1.042%, 04/19/2021 (B)(E)	137	222
FNMA Connecticut Avenue Securities, Ser 2013-C01, Cl M1
2.165%, 10/25/2023 (A)(B)	146	147
Fosse Master Issuer, Ser 2011-1X, Cl A3
1.917%, 10/18/2054 (A)(B)	214	357
FREMF Mortgage Trust, Ser 2012-K19, Cl B
4.176%, 05/25/2045 (A)(B)	20	19

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
FREMF Mortgage Trust, Ser 2012-K20, Cl C
3.869%, 05/25/2045 (A)(B)	20	$17
FREMF Mortgage Trust, Ser 2012-K20, Cl B
3.869%, 05/25/2045 (A)(B)	60	54
FREMF Mortgage Trust, Ser 2013-K31, Cl C
3.738%, 07/25/2046	30	25
FREMF Mortgage Trust, Ser 2013-K35, Cl C
3.947%, 12/25/2041	35	29
GMAC Commercial Mortgage Securities Trust, Ser 2006-C1, Cl A4
5.238%, 11/10/2045 (B)	70	74
Granite Master Issuer, Ser 2005-1, Cl A5
0.425%, 12/20/2054 (A)(B)(E)	131	178
Granite Master Issuer, Ser 2006-2, Cl A5
0.323%, 12/20/2054 (A)(B)(E)	258	352
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.820%, 07/10/2038 (B)	29	32
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	165	184
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	370	394
GS Mortgage Securities II, Ser 2005-ROCK, Cl A
5.366%, 05/03/2032 (A)	50	55
GS Mortgage Securities II, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	60	60
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/2045	125	116
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
4.880%, 01/25/2035 (A)(B)	202	202
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB13, Cl A4
5.418%, 01/12/2043 (B)	85	90
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CIBC11, Cl A4
5.335%, 08/12/2037 (B)	143	149
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/2045	60	65

26	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2013

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A4FL
1.669%, 02/12/2051 (B)	220	$209
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A3
2.829%, 10/15/2045	90	85
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl E
4.824%, 10/15/2045 (A)(B)	100	89
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
4.887%, 12/25/2034 (A)(B)	142	141
LB-UBS Commercial Mortgage Trust, Ser 2005-C5, Cl A4
4.954%, 09/15/2030	144	151
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/2040	199	219
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/2045 (B)	65	72
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.320%, 04/15/2041 (B)	51	58
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A4
5.047%, 07/12/2038 (B)	125	132
Merrill Lynch Mortgage Trust, Ser 2005-CKI1, Cl A6
5.456%, 11/12/2037 (B)	113	120
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (B)	89	95
Morgan Stanley Capital I Trust, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	166	173
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl A4
5.162%, 10/12/2052 (B)	175	187
Morgan Stanley Re-REMIC Trust, Ser 2010-GG10, Cl A4A
5.994%, 08/15/2045 (A)(B)	100	109
Silverstone Master Issuer, Ser 2009-1, Cl A2
1.967%, 01/21/2055 (A)(B)	300	501
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.187%, 03/10/2046	270	258
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A3
2.971%, 04/10/2046	70	66
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (A)	105	98

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A4
5.418%, 01/15/2045 (B)	27	$29
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl D
4.938%, 10/15/2045 (A)(B)	10	9
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(B)	175	190
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.424%, 03/15/2048 (B)	10	10
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl A4
3.198%, 03/15/2048	60	57
WFRBS Commerical Mortgage Trust, Ser 2013-C15, Cl A3
3.881%, 08/15/2046	70	70

		9,821

Total Mortgage-Backed Securities (Cost $9,862) ($ Thousands)		9,831

CORPORATE OBLIGATIONS — 1.4%

United States — 1.4%
American Equity Investment Life Holding
6.625%, 07/15/2021	144	150
Anadarko Petroleum
6.375%, 09/15/2017	330	379
Bank of America MTN
5.000%, 05/13/2021	175	191
BE Aerospace
5.250%, 04/01/2022	123	125
Cimarex Energy
5.875%, 05/01/2022	116	123
CMS Energy
5.050%, 03/15/2022	140	151
CNA Financial
7.250%, 11/15/2023	110	132
6.500%, 08/15/2016	40	45
Dana Holding
5.375%, 09/15/2021	143	143
Duke Realty
6.750%, 03/15/2020 (C)	140	162
Enterprise Products Operating
5.950%, 02/01/2041	100	109
General Electric Capital MTN
5.550%, 05/04/2020	45	52
2.375%, 06/30/2015	150	154
Humana
7.200%, 06/15/2018	280	331
Kinder Morgan Energy Partners
6.850%, 02/15/2020	104	124
3.500%, 09/01/2023	171	157
2.650%, 02/01/2019	86	85
Lincoln National
8.750%, 07/01/2019	128	165
McGraw Hill Financial
5.900%, 11/15/2017	325	353

27	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2013

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
Morgan Stanley
3.450%, 11/02/2015	125	$130
Motorola Solutions
7.500%, 05/15/2025	85	101
Noble Energy
8.250%, 03/01/2019	250	311
PNC Bank
2.700%, 11/01/2022	445	403
Prudential Financial MTN
6.100%, 06/15/2017	125	142
Ryder System MTN
7.200%, 09/01/2015	108	119
SLM MTN
5.500%, 01/15/2019	433	449
Smithfield Foods
6.625%, 08/15/2022	44	47
Time Warner
4.875%, 03/15/2020	150	164
Time Warner Cable
7.500%, 04/01/2014	385	391
Total System Services
2.375%, 06/01/2018	236	230
Union Electric
6.700%, 02/01/2019	45	54
Viacom
6.125%, 10/05/2017	325	368
Wachovia Capital Trust III
5.570%, 12/31/2049 (B)	385	352
Williams Partners
4.000%, 11/15/2021	150	148

Total Corporate Obligations (Cost $6,277) ($ Thousands)		6,540

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Inflation Protected Securities
0.375%, 07/15/2023	$828	798
U.S. Treasury Bonds
3.125%, 02/15/2043	850	728
U.S. Treasury Notes
2.000%, 02/15/2022	760	721

Total U.S. Treasury Obligations (Cost $2,491) ($ Thousands)		2,247

ASSET-BACKED SECURITIES — 0.3%

Automotive — 0.2%
Bavarian Sky, Ser 2013-GER1, Cl A
0.485%, 06/20/2020 (B)	620	855

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
Other Asset-Backed Securities — 0.1%
Volta Electricity Receivables, Ser 2013-1, Cl SNR
4.172%, 02/16/2017	262	$359

Total Asset-Backed Securities (Cost $1,143) ($ Thousands)		1,214

Total Investments — 98.2% (Cost $455,207) ($ Thousands)§		$457,432

A list of the open futures contracts held by the Fund at December 31, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
10YR MINI JGB	4	Mar-2014	$(2)
Australian 3-Year Bond	14	Mar-2014	—
Canadian 10-Year Bond	9	Mar-2014	(14)
Euro-Bobl	71	Mar-2014	(87)
Euro-BTP	1	Mar-2014	1
Euro-Bund	(52)	Mar-2014	81
Euro-Buxl 30 Year Bond	33	Mar-2014	(65)
Euro-Schatz	42	Mar-2014	(6)
Euro-OAT	11	Mar-2014	(24)
Japanese 10-Year Bond	4	Mar-2014	(31)
Long Gilt 10-Year Bond	(4)	Mar-2014	15
U.S. 10-Year Treasury Note	(86)	Mar-2014	171
U.S. 2-Year Treasury Note	(74)	Mar-2014	33
U.S. 5-Year Treasury Note	(176)	Mar-2014	271
U.S. Long Treasury Bond	(40)	Mar-2014	74
U.S. Ultra Long Treasury Bond	(4)	Mar-2014	7

			$424

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

28	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2013

A list of the open forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
01/02/2014-02/05/2014	EUR	229,304	USD	313,445	$(2,500)
01/06/2014	USD	4,431	DKK	23,974	(3)
01/06/2014-01/17/2014	USD	2,506	AUD	2,815	11
01/06/2014-01/17/2014	USD	6,328	CAD	6,745	20
01/06/2014-01/24/2014	USD	35,881	JPY	3,767,007	(39)
01/06/2014-01/30/2014	USD	23,549	GBP	14,298	132
01/06/2014-02/05/2014	CAD	28,266	USD	26,591	(4)
01/06/2014-02/05/2014	DKK	59,876	USD	10,973	(89)
01/06/2014-02/05/2014	GBP	46,469	USD	75,938	(1,009)
01/06/2014-02/05/2014	JPY	12,416,470	USD	120,682	2,528
01/06/2014-02/05/2014	NZD	8,535	USD	6,956	(59)
01/06/2014-02/05/2014	USD	99,178	EUR	71,936	(56)
01/06/2014-02/07/2014	AUD	19,003	USD	17,076	107
01/06/2014-02/14/2014	USD	4,169	NZD	5,094	20
01/07/2014-01/17/2014	USD	2,112	SEK	13,786	34
01/07/2014-02/05/2014	SEK	39,448	USD	5,995	(147)
01/10/2014-01/17/2014	PLN	7,113	USD	2,289	(67)
01/17/2014	CHF	2,642	USD	2,889	(83)
01/17/2014	CLP	247,500	USD	471	—
01/17/2014	CZK	8,436	USD	417	(7)
01/17/2014	ILS	777	USD	218	(6)
01/17/2014	KRW	2,433,361	USD	2,286	(19)
01/17/2014	NOK	4,721	USD	771	(7)
01/17/2014	SGD	1,291	USD	1,033	10
01/17/2014	THB	16,305	USD	509	13
01/17/2014	USD	79	CHF	70	—
01/17/2014	USD	232	CLP	124,100	4
01/17/2014	ZAR	10,836	USD	1,060	28
01/17/2014-03/14/2014	USD	416	MXN	5,442	(1)
01/17/2014-06/24/2014	MXN	47,067	USD	3,595	15
01/21/2014	MYR	1,470	USD	456	8

					$(1,166)

A list of the outstanding forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

Counterparty	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(4,146)	4,052	$(94)
Bank of Montreal	(7,152)	7,191	39
BNP Paribas	(19,469)	19,126	(343)
Brown Brothers Harriman	(176,384)	175,780	(604)
Citigroup	(341,485)	341,163	(322)
Commonwealth Associates	(58)	58	—
Credit Suisse First Boston	(804)	804	—
Deutsche Bank	(2,408)	2,435	27
Goldman Sachs	(32,741)	33,273	532
HSBC	(2,903)	2,904	1
JPMorgan Chase Bank	(75,138)	73,879	(1,259)
National Australia Bank	(611)	611	—
National Australia Capital Markets	(832)	843	11
RBC	(25,454)	26,404	950
Royal Bank of Canada	(9,144)	9,120	(24)
Royal Bank of Scotland	(4,582)	4,538	(44)
Standard Bank	(409)	410	1
State Street	(5,037)	5,154	117
TD Securities	(257)	257	—
UBS	(63,999)	63,854	(145)
Westpac Banking	(806)	797	(9)

			$(1,166)

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

29	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2013

A list of the open OTC swap agreements held by the Fund at December 31, 2013, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citibank	1.99%	6-Month EURIBOR	11/21/2023	EUR	5,500	$67
Citibank	2.83%	3-Month US LIBOR	08/08/2023	USD	6,000	37
Citigroup	3.79%	6-Month GBP LIBOR	05/19/2019	GBP	2,500	(349)
JPMorgan Chase Bank	6-Month EURIBOR	1.56%	11/28/2033	JPY	600,000	(123)
JPMorgan Chase Bank	1.49%	6-Month EURIBOR	09/12/2018	EUR	7,000	(136)

						$(504)

For the period ended December 31, 2013, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $465,960 ($ Thousands).

(1)	In local currency unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2013.

(C)	Real Estate Investment Trust.

(D)	Security is when-issued.

(E)	Securities considered illiquid. The total market value of such securities as of December 31, 2013 was $762 ($ Thousands) and represented 0.2% of Net Assets.

(F)	Security, or portion thereof, has been pledged as collateral on open swap agreements.

§	At December 31, 2013, the tax basis cost of the Fund’s investments was $455,207 ($ Thousands), and the unrealized appreciation and depreciation were $18,333 ($ Thousands) and ($16,108) ($ Thousands), respectively.

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CZK	— Czech Koruna
Cl	— Class
DKK	— Danish Krone
EUR	— Euro
EURIBOR	— Euro London Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corporation
GBP	— British Pound Sterling
ILS	— Israeli Shekel
IO	— Interest Only
JPY	— Japanese Yen
KRW	— Korean Won
LIBOR	— London Interbank Offered Rate
MTN	— Medium Term Note
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
OTC	— Over the Counter
PLC	— Public Limited Company
PLN	— Polish Zlotty
SEK	— Swedish Krone
Ser	— Series
SGD	— Singapore Dollar
THB	— Thai Baht
USD	— U.S. Dollar
ZAR	— South African Rand

The following is a list of the level of inputs used as of December 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$437,600	$—	$437,600
Mortgage-Backed Securities	—	9,831	—	9,831
Corporate Obligations	—	6,540	—	6,540
U.S. Treasury Obligations	—	2,247	—	2,247
Asset-Backed Securities	—	1,214	—	1,214

Total Investments in Securities	$—	$457,432	$—	$457,432

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$653	$—	$—	$653
Unrealized Depreciation	(229)	—	—	(229)
Forwards Contracts*
Unrealized Appreciation	—	2,930	—	2,930
Unrealized Depreciation	—	(4,096)	—	(4,096)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	104	—	104
Unrealized Depreciation	—	(608)	—	(608)

Total Other Financial Instruments	$424	$(1,670)	$—	$(1,246)

*	Futures contracts, forwards contracts, and swap contracts are valued at the net unrealized appreciation/(depreciation) on the instrument.

For the period ended December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

30	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2013

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS — 92.8%

Argentina — 0.1%
City of Buenos Aires Argentina
9.950%, 03/01/2017 (A)(B)		1,200	$1,200

Armenia — 0.1%
Republic of Armenia
6.000%, 09/30/2020		1,500	1,489

Azerbaijan — 0.2%
State Oil of the Azerbaijan Republic
5.450%, 02/09/2017		1,312	1,395
4.750%, 03/13/2023		1,153	1,087

			2,482

Belarus — 0.3%
Republic of Belarus
8.950%, 01/26/2018		1,760	1,765
8.750%, 08/03/2015		1,130	1,141

			2,906

Bermuda — 0.2%
Government of Bermuda
4.854%, 02/06/2024		1,680	1,685
4.138%, 01/03/2023 (B)		820	784

			2,469

Bolivia — 0.0%
Government of Bolivia
5.950%, 08/22/2023		380	374
4.875%, 10/29/2022 (B)		250	238

			612

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
2.063%, 12/11/2017 (A)(C)	DEM	1,275	719

Brazil — 9.6%
Andrade Gutierrez International
4.000%, 04/30/2018		200	189
Banco do Brasil
3.875%, 10/10/2022		109	95
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (B)		660	716
5.750%, 09/26/2023		280	276
5.500%, 07/12/2020 (B)		400	408
BR Malls International Finance
8.500%, 12/31/2049 (B)		45	46
Braskem Finance
7.375%, 10/04/2049		200	188
Brazil Letras do Tesouro Nacional
10.546%, 01/01/2017 (D)	BRL	36,704	10,956
10.542%, 01/01/2015* (D)	BRL	7,890	3,019

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
0.000%, 01/01/2016 (D)	BRL	20,010	$6,790
Brazil Loan Trust 1
5.477%, 07/24/2023 (B)		2,344	2,361
Brazil Notas do Tesouro Nacional, Ser B
10.442%, 08/15/2020	BRL	4,385	4,319
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2017	BRL	28,310	11,338
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2018	BRL	8,530	3,297
10.000%, 01/01/2021	BRL	18,952	6,964
10.000%, 01/01/2023	BRL	64,133	22,895
Caixa Economica Federal
4.500%, 10/03/2018		250	248
Centrais Eletricas Brasileiras
5.750%, 10/27/2021		200	194
Cielo
3.750%, 11/16/2022		200	178
Cosan
5.000%, 03/14/2023 (B)		200	174
Federal Republic of Brazil
10.250%, 01/10/2028	BRL	1,440	591
10.125%, 05/15/2027		850	1,254
10.125%, 05/15/2027		2,292	3,381
8.875%, 04/15/2024		400	533
8.500%, 01/05/2024	BRL	2,922	1,084
8.250%, 01/20/2034		3,886	4,964
7.125%, 01/20/2037		5,169	5,919
5.875%, 01/15/2019		369	413
4.875%, 01/22/2021		1,909	2,014
4.250%, 01/07/2025		3,434	3,271
2.625%, 01/05/2023 (E)		8,871	7,629
General Shopping Finance
10.000%, 12/31/2049 (B)		93	82
Globo Comunicacao e Participacoes
6.250%, 07/20/2015 (F)		147	153
Hypermarcas
6.500%, 04/20/2021 (B)		224	235
Itau Unibanco Holding
5.650%, 03/19/2022 (B)		200	193
JBS Finance II
8.250%, 01/29/2018		370	388
8.250%, 01/29/2018 (B)		350	368
Marfrig Holding Europe
9.875%, 07/24/2017		500	494
8.375%, 05/09/2018		910	846
Minerva Luxembourg
12.250%, 02/10/2022 (B)		650	748
7.750%, 01/31/2023		300	298
7.750%, 01/31/2023 (B)		261	259
Odebrecht Drilling Norbe VIII/IX
6.350%, 06/30/2021		113	115
6.350%, 06/30/2021 (B)		18	18
Odebrecht Offshore Drilling Finance
6.750%, 10/01/2022 (B)		197	202

31	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2013

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Petrobras International Finance
5.375%, 01/27/2021		20	$20
QGOG Atlantic/Alaskan Rigs
5.250%, 07/30/2018 (B)		222	230
Samarco Mineracao
4.125%, 11/01/2022 (B)		442	398
Schahin II Finance
5.875%, 09/25/2022 (B)		86	82
Vale
5.625%, 09/11/2042		340	309
Vale Overseas
8.250%, 01/17/2034		230	265
6.875%, 11/21/2036		250	258
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/2019 (B)		100	110

			111,775

Chile — 1.6%
Banco del Estado de Chile
4.125%, 10/07/2020		30	30
3.875%, 02/08/2022 (B)		230	225
BancoEstado
4.125%, 10/07/2020 (B)		270	274
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2018	CLP	865,000	1,765
6.000%, 01/01/2020	CLP	335,000	690
6.000%, 01/01/2022	CLP	190,000	394
Cencosud
5.500%, 01/20/2021 (B)		200	200
4.875%, 01/20/2023 (B)		405	378
CFR International
5.125%, 12/06/2022 (B)		200	184
Empresa Nacional del Petroleo
6.250%, 07/08/2019 (B)		100	110
6.250%, 07/08/2019		50	55
5.250%, 08/10/2020		100	103
5.250%, 08/10/2020 (B)		240	247
Nacional del Cobre de Chile
7.500%, 01/15/2019		170	202
6.150%, 10/24/2036		1,748	1,844
5.625%, 09/21/2035		880	870
5.625%, 10/18/2043		250	246
4.500%, 08/13/2023 (B)		1,005	1,001
4.250%, 07/17/2042 (B)		654	523
3.875%, 11/03/2021 (B)		813	795
3.750%, 11/04/2020 (B)		290	290
3.750%, 11/04/2020		210	210
3.000%, 07/17/2022 (B)		1,923	1,730
Republic of Chile
5.500%, 08/05/2020	CLP	140,000	271
5.500%, 08/05/2020	CLP	323,000	625
3.875%, 08/05/2020		3,083	3,206
3.250%, 09/14/2021		160	156
2.250%, 10/30/2022		1,316	1,168
Telefonica Moviles Chile
2.875%, 11/09/2015		100	102

			17,894

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
China — 1.8%
Amber Circle Funding
3.250%, 12/04/2022		850	$773
Bestgain Real Estate
2.625%, 03/13/2018		200	187
Central China Real Estate
8.000%, 01/28/2020		400	399
China Oriental Group
8.000%, 08/18/2015 (B)		300	306
China Overseas Finance Cayman V
3.950%, 11/15/2022		200	175
China Railway Resources Huitung
3.850%, 02/05/2023		320	292
China SCE Property Holdings
11.500%, 11/14/2017		800	884
China Shanshui Cement Group
10.500%, 04/27/2017 (B)		650	707
10.500%, 04/27/2017		200	218
8.500%, 05/25/2016		400	417
Country Garden Holdings
11.250%, 04/22/2017		700	752
11.125%, 02/23/2018		200	222
7.500%, 01/10/2023		1,653	1,583
7.250%, 04/04/2021 (B)		402	398
Franshion Development
6.750%, 04/15/2021 (B)		320	331
Kaisa Group Holdings
8.875%, 03/19/2018 (B)		200	204
Sinochem Overseas Capital
6.300%, 11/12/2040		250	262
4.500%, 11/12/2020		4,413	4,503
4.500%, 11/12/2020 (B)		3,215	3,280
Sinopec Capital
3.125%, 04/24/2023 (B)		1,219	1,088
Sinopec Group Overseas Development
4.875%, 05/17/2042 (B)		300	280
Sunac China Holdings
12.500%, 10/16/2017		300	338
9.375%, 04/05/2018		1,600	1,644
Talent Yield Investments
4.500%, 04/25/2022		1,282	1,260
Yingde Gases Investment
8.125%, 04/22/2018		600	624

			21,127

Colombia — 3.7%
Bancolombia
5.125%, 09/11/2022		260	244
Bogota Distrito Capital
9.750%, 07/26/2028 (B)	COP	8,820,000	5,138
9.750%, 07/26/2028	COP	370,000	216
Citigroup Funding, CLN (Republic of Colombia)
11.000%, 07/27/2020	COP	7,940,000	5,021
Colombian TES
10.000%, 07/24/2024	COP	1,850,000	1,180
7.500%, 08/26/2026	COP	2,356,000	1,241
7.000%, 05/04/2022	COP	2,990,000	1,563

32	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2013

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
7.000%, 05/04/2022	COP	7,053,000	$3,687
7.000%, 05/04/2022	COP	864,000	452
Ecopetrol
7.625%, 07/23/2019 (B)		200	237
Emgesa ESP
8.750%, 01/25/2021	COP	870,000	475
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	310,000	166
Grupo Aval
4.750%, 09/26/2022 (B)		222	205
JPMorgan, CLN (Republic of Columbia)
7.000%, 05/04/2022	COP	3,170,000	1,657
Pacific Rubiales Energy
5.125%, 03/28/2023 (B)		506	464
Republic of Colombia
12.000%, 10/22/2015	COP	374,000	218
11.750%, 02/25/2020		1,587	2,277
10.375%, 01/28/2033		360	528
9.850%, 06/28/2027	COP	1,502,000	974
8.125%, 05/21/2024		1,190	1,529
7.750%, 04/14/2021	COP	988,000	564
7.375%, 03/18/2019		2,836	3,409
7.375%, 09/18/2037		6,587	8,086
6.125%, 01/18/2041		1,485	1,589
4.375%, 07/12/2021		1,994	2,054
4.375%, 03/21/2023	COP	135,000	62
4.000%, 02/26/2024		826	796
Transportadora de Gas Internacional ESP
5.700%, 03/20/2022 (B)		350	369

			44,401

Costa Rica — 0.2%
Banco de Costa Rica
5.250%, 08/12/2018		340	338
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (B)		240	232
4.875%, 11/01/2018		641	630
Costa Rica Government International Bond
5.625%, 04/30/2043		260	220
4.375%, 04/30/2025		260	229
4.250%, 01/26/2023		610	558
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	411
6.375%, 05/15/2043		250	205

			2,823

Croatia — 1.1%
Government of Croatia
6.750%, 11/05/2019		3,140	3,399
6.625%, 07/14/2020 (B)		170	182
6.625%, 07/14/2020		875	937
6.375%, 03/24/2021		810	848
6.375%, 03/24/2021 (B)		1,532	1,603
6.250%, 04/27/2017 (B)		630	671
6.000%, 01/26/2024 (B)		1,158	1,149
5.875%, 07/09/2018	EUR	150	223
5.500%, 04/04/2023		4,058	3,946

			12,958

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Czech Republic — 0.3%
Czech Republic Government Bond
1.500%, 10/29/2019	CZK	65,000	$3,251

Dominican Republic — 0.5%
Dominican Republic
9.040%, 01/23/2018		527	569
7.500%, 05/06/2021		2,270	2,463
7.500%, 05/06/2021 (B)		1,830	1,986
6.600%, 01/28/2024 (B)		230	231
5.875%, 04/18/2024		710	678

			5,927

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/2015		1,218	1,285

Egypt — 0.1%
Government of Egypt
6.875%, 04/30/2040		240	199
5.750%, 04/29/2020		450	428
5.750%, 04/29/2020 (B)		100	95

			722

El Salvador — 0.5%
Republic of El Salvador
8.250%, 04/10/2032		407	434
8.250%, 04/10/2032		480	512
7.750%, 01/24/2023		680	741
7.750%, 01/24/2023		708	772
7.650%, 06/15/2035		440	428
7.625%, 02/01/2041 (B)		150	145
7.375%, 12/01/2019		570	621
5.875%, 01/30/2025		426	405
5.875%, 01/30/2025 (A)(B)		50	47
Telemovil Finance
8.000%, 10/01/2017		800	852

			4,957

Gabon — 0.0%
Gabonese Republic
8.200%, 12/12/2017		126	146
6.375%, 12/12/2024 (B)		520	521

			667

Georgia — 0.3%
Georgian Railway JSC
7.750%, 07/11/2022		940	976
7.750%, 07/11/2022 (B)		390	405
Republic of Georgia
6.875%, 04/12/2021		1,131	1,210
6.875%, 04/12/2021 (B)		340	364

			2,955

Ghana — 0.2%
Republic of Ghana
8.500%, 10/04/2017		1,189	1,272
8.500%, 10/04/2017 (B)		300	321
7.875%, 08/07/2023		660	622

			2,215

Guatemala — 0.1%
Guatemala Government Bond
4.875%, 02/13/2028		1,827	1,663

33	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2013

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Hong Kong — 0.1%
Central China Real Estate MTN
6.500%, 06/04/2018		900	$886
Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/2020		560	586

			1,472

Hungary — 3.7%
Republic of Hungary
8.000%, 02/12/2015	HUF	230,000	1,122
7.750%, 08/24/2015	HUF	668,420	3,316
7.625%, 03/29/2041		2,990	3,270
7.000%, 06/24/2022	HUF	872,300	4,414
6.750%, 02/24/2017	HUF	238,890	1,189
6.750%, 11/24/2017	HUF	1,085,820	5,455
6.750%, 10/22/2028	HUF	250,000	1,209
6.500%, 06/24/2019	HUF	298,490	1,492
6.375%, 03/29/2021		920	987
6.250%, 01/29/2020		770	831
6.000%, 01/11/2019	EUR	982	1,482
6.000%, 11/24/2023	HUF	404,510	1,923
5.750%, 11/22/2023		4,482	4,504
5.500%, 12/22/2016	HUF	539,610	2,601
5.500%, 12/20/2018	HUF	743,250	3,564
5.375%, 02/21/2023		2,328	2,299
5.000%, 03/30/2016	GBP	227	389
4.125%, 02/19/2018		2,604	2,633

			42,680

India — 0.2%
Bharti Airtel International Netherlands
5.125%, 03/11/2023 (B)		249	229
Export-Import Bank of India MTN
4.000%, 08/07/2017		200	201
ICICI Bank
5.750%, 11/16/2020 (B)		128	132
Reliance Holdings USA
5.400%, 02/14/2022 (B)		250	253
Vedanta Resources
8.250%, 06/07/2021		1,300	1,305
7.125%, 05/31/2023 (B)		160	146
6.000%, 01/31/2019 (B)		488	472

			2,738

Indonesia — 7.2%
Adaro Indonesia
7.625%, 10/22/2019		300	316
Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	2,300,000	172
7.000%, 05/15/2027	IDR	2,300,000	160
6.625%, 05/15/2033	IDR	2,300,000	148
Indo Energy Finance
7.000%, 05/07/2018		200	202
Indo Energy Finance II
6.375%, 01/24/2023		1,179	970
6.375%, 01/24/2023 (B)		200	165
Indonesia Government International Bond MTN
5.375%, 10/17/2023		300	299

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Indonesia Treasury Bond
7.875%, 04/15/2019	IDR	25,620,000	$2,082
Indosat Palapa
7.375%, 07/29/2020 (B)		300	326
JPMorgan, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	105,300,000	7,874
6.625%, 05/15/2033	IDR	3,100,000	200
Listrindo Capital BV
6.950%, 02/21/2019 (B)		200	209
Majapahit Holding
8.000%, 08/07/2019		470	525
7.875%, 06/29/2037 (B)		205	213
7.750%, 10/17/2016		370	407
7.750%, 01/20/2020		924	1,014
7.750%, 01/20/2020 (B)		250	274
Pertamina Persero MTN
6.500%, 05/27/2041 (B)		380	333
6.000%, 05/03/2042 (B)		935	773
6.000%, 05/03/2042		340	281
5.625%, 05/20/2043		1,280	1,014
5.250%, 05/23/2021 (B)		500	481
4.875%, 05/03/2022 (B)		220	202
Perusahaan Listrik Negara
5.500%, 11/22/2021 (B)		310	298
Perusahaan Penerbit SBSN Indonesia
6.125%, 03/15/2019		460	490
Republic of Indonesia
11.625%, 03/04/2019 (B)		1,195	1,592
11.625%, 03/04/2019		2,014	2,684
11.625%, 03/04/2019		1,774	2,364
11.000%, 09/15/2025	IDR	3,200,000	304
10.375%, 05/04/2014		190	196
9.000%, 03/15/2029	IDR	69,886,000	5,781
8.500%, 10/12/2035		2,339	2,824
8.500%, 10/12/2035		1,101	1,329
8.375%, 03/15/2024	IDR	84,588,000	6,977
8.375%, 03/15/2034	IDR	55,920,000	4,358
8.250%, 06/15/2032	IDR	17,369,000	1,324
7.750%, 01/17/2038		1,478	1,668
7.750%, 01/17/2038		5,989	6,760
7.000%, 05/15/2022	IDR	63,320,000	4,735
6.875%, 01/17/2018		2,794	3,125
6.625%, 05/15/2033	IDR	30,078,000	1,940
6.625%, 02/17/2037		676	682
6.625%, 02/17/2037		484	488
6.250%, 04/15/2017	IDR	16,000,000	1,256
6.125%, 05/15/2028	IDR	26,020,000	1,657
5.875%, 03/13/2020		460	486
5.875%, 03/13/2020 (B)		864	913
5.625%, 05/15/2023	IDR	53,731,000	3,631
5.250%, 01/17/2042		1,029	882
4.875%, 05/05/2021		2,600	2,574
4.875%, 05/05/2021 (B)		850	842
3.375%, 04/15/2023 (B)		3,035	2,587
Tullow Oil
6.000%, 11/01/2020 (B)		170	173

			83,560

34	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2013

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Iraq — 0.6%
Republic of Iraq
5.800%, 01/15/2028		8,158	$6,934

Israel — 0.1%
Altice Financing
8.000%, 12/15/2019	EUR	400	601
7.875%, 12/15/2019 (A)		400	435
Altice Finco
9.875%, 12/15/2020 (A)		300	338

			1,374

Ivory Coast — 0.5%
Ivory Coast Government Bond
7.100%, 12/31/2032 (A)(G)		2,500	2,231
7.100%, 12/31/2032 (A)(G)		3,413	3,046

			5,277

Jamaica — 0.2%
Digicel Group
10.500%, 04/15/2018		400	428
8.250%, 09/30/2020		2,200	2,280

			2,708

Kazakhstan — 2.0%
Development Bank of Kazakhstan
4.125%, 12/10/2022		770	688
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/2021 (B)		400	424
7.250%, 01/28/2021		200	212
KazAgro National Management Holding
4.625%, 05/24/2023		370	339
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042		400	398
6.950%, 07/10/2042 (B)		250	249
Kazatomprom Natsionalnaya Atomnaya Kompaniya
6.250%, 05/20/2015 (B)		450	468
6.250%, 05/20/2015		100	104
KazMunayGas National
11.750%, 01/23/2015		1,611	1,768
9.125%, 07/02/2018 (B)		2,819	3,418
9.125%, 07/02/2018		339	411
7.000%, 05/05/2020 (B)		1,426	1,601
7.000%, 05/05/2020		591	663
6.375%, 04/09/2021		2,657	2,883
6.375%, 04/09/2021 (B)		3,827	4,152
5.750%, 04/30/2043		1,525	1,315
5.750%, 04/30/2043 (B)		781	676
4.400%, 04/30/2023 (B)		523	484
4.400%, 04/30/2023		1,342	1,245
Republic of Kazakhstan
6.375%, 10/06/2020 (B)		600	655
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/2019		600	628
7.125%, 11/13/2019 (A)(B)		450	471

			23,252

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Latvia — 0.1%
Republic of Latvia
2.750%, 01/12/2020		1,470	$1,402

Lithuania — 0.5%
Republic of Lithuania
7.375%, 02/11/2020		390	469
7.375%, 02/11/2020 (B)		800	961
6.625%, 02/01/2022		1,200	1,401
6.625%, 02/01/2022 (B)		200	234
6.125%, 03/09/2021		710	804
6.125%, 03/09/2021 (B)		1,424	1,613
5.125%, 09/14/2017 (B)		310	339
5.125%, 09/14/2017		200	219

			6,040

Malaysia — 3.5%
Axiata SPV1 Labuan
5.375%, 04/28/2020		250	264
Malaysia Government Bond
5.248%, 09/15/2028 (B)	MYR	1,050	343
4.392%, 04/15/2026	MYR	8,720	2,626
4.262%, 09/15/2016	MYR	8,200	2,562
4.160%, 07/15/2021	MYR	3,370	1,034
4.012%, 09/15/2017	MYR	13,780	4,259
3.892%, 03/15/2027	MYR	578	168
3.889%, 07/31/2020	MYR	1,090	331
3.844%, 04/15/2033	MYR	1,770	491
3.580%, 09/28/2018	MYR	890	269
3.502%, 05/31/2027	MYR	1,050	290
3.492%, 03/31/2020	MYR	14,193	4,211
3.480%, 03/15/2023	MYR	13,598	3,950
3.418%, 08/15/2022	MYR	6,770	1,955
3.314%, 10/31/2017	MYR	20,430	6,159
3.260%, 03/01/2018	MYR	22,850	6,864
Petronas Capital
7.875%, 05/22/2022		1,648	2,078
5.250%, 08/12/2019		2,790	3,058
5.250%, 08/12/2019		100	110
Wakala Global Sukuk
4.646%, 07/06/2021 (B)		390	406

			41,428

Mexico — 7.9%
BBVA Bancomer
6.750%, 09/30/2022 (B)		800	852
6.008%, 05/17/2022 (C)		200	205
Cemex
9.250%, 05/12/2020		58	64
9.000%, 01/11/2018 (B)		306	336
6.500%, 12/10/2019		550	566
Cemex Espana
9.250%, 05/12/2020 (B)		800	878
Cemex Espana Luxembourg
9.875%, 04/30/2019		950	1,085
Cemex Finance
9.375%, 10/12/2022 (B)		350	395
Comision Federal de Electricidad
5.750%, 02/14/2042 (B)		500	466
4.875%, 05/26/2021 (B)		400	413
4.875%, 01/15/2024 (B)		637	632
Metalsa
4.900%, 04/24/2023 (B)		212	192

35	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2013

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Mexican Bonos, Ser M
6.500%, 06/10/2021	MXN	100,187	$7,848
Mexican Bonos, Ser M10
8.500%, 12/13/2018	MXN	10,450	902
7.750%, 12/14/2017	MXN	7,837	656
Mexican Bonos, Ser M20
10.000%, 12/05/2024	MXN	50,089	4,883
8.500%, 05/31/2029	MXN	66,492	5,767
8.000%, 12/07/2023	MXN	165,536	14,058
7.750%, 05/29/2031	MXN	100,996	8,073
Mexican Bonos, Ser M30
8.500%, 11/18/2038	MXN	38,121	3,215
Mexican Bonos, Ser MI10
9.500%, 12/18/2014	MXN	20,266	1,631
Mexican Bonos
8.000%, 06/11/2020	MXN	14	1
7.500%, 06/03/2027	MXN	85,392	6,952
6.500%, 06/09/2022	MXN	112,041	8,648
6.250%, 06/16/2016	MXN	3,747	300
5.000%, 06/15/2017	MXN	14,891	1,144
Pemex Project Funding Master Trust
6.625%, 06/15/2035		2,800	2,947
5.750%, 03/01/2018		290	323
Petroleos Mexicanos
8.000%, 05/03/2019		390	472
7.190%, 09/12/2024	MXN	7,000	512
6.500%, 06/02/2041		572	598
6.000%, 03/05/2020		180	200
6.000%, 03/05/2020 (B)		60	67
5.500%, 06/27/2044 (B)		150	137
5.500%, 06/27/2044		70	64
3.500%, 01/30/2023 (B)		185	170
United Mexican States
8.300%, 08/15/2031		1,440	1,944
7.500%, 04/08/2033		300	379
6.050%, 01/11/2040		2,632	2,875
5.950%, 03/19/2019		942	1,088
5.750%, 10/12/2110		2,038	1,885
4.750%, 03/08/2044		1,782	1,606
4.000%, 10/02/2023		1,682	1,665
United Mexican States, Ser A MTN
6.750%, 09/27/2034		4,818	5,685

			92,779

Mongolia — 0.2%
Mongolia Government International Bond MTN
4.125%, 01/05/2018		2,100	1,890
Wynn Macau
5.250%, 10/15/2021 (B)		200	200

			2,090

Morocco — 0.2%
Kingdom of Morocco
5.500%, 12/11/2042		1,000	835
5.500%, 12/11/2042 (B)		200	167
4.250%, 12/11/2022 (A)(B)		230	213
4.250%, 12/11/2022		1,180	1,091

			2,306

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Mozambique — 0.1%
EMATUM Via Mozambique EMATUM Finance 2020
6.305%, 09/11/2020		1,292	$1,227

Nigeria — 1.1%
Afren
10.250%, 04/08/2019 (B)		563	650
6.625%, 12/09/2020 (B)		600	600
Nigeria Treasury Bill
12.758%, 01/23/2014 (D)	NGN	71,300	443
12.584%, 02/06/2014 (D)	NGN	59,840	370
12.407%, 02/13/2014 (D)	NGN	44,391	274
12.332%, 05/22/2014 (D)	NGN	31,370	187
12.086%, 01/16/2014 (D)	NGN	17,840	111
12.028%, 04/10/2014 (D)	NGN	137,000	829
0.000%, 05/08/2014 (D)	NGN	550,000	3,290
Republic of Nigeria
16.390%, 01/27/2022	NGN	210,000	1,513
16.000%, 06/29/2019	NGN	169,000	1,173
16.000%, 06/29/2019	NGN	171,000	1,186
6.750%, 01/28/2021 (B)		550	594
6.375%, 07/12/2023 (B)		551	569
Sea Trucks Group
9.000%, 03/26/2018		1,000	960

			12,749

Pakistan — 0.1%
Republic of Pakistan
7.125%, 03/31/2016		500	490
6.875%, 06/01/2017		430	419
6.875%, 06/01/2017		100	98

			1,007

Panama — 0.8%
ENA Norte Trust
4.950%, 04/25/2023 (B)		238	231
Republic of Panama
9.375%, 01/16/2023		560	734
9.375%, 04/01/2029		2,286	3,172
8.875%, 09/30/2027		937	1,248
8.125%, 04/28/2034		2,128	2,692
7.125%, 01/29/2026		100	120
6.700%, 01/26/2036		1,240	1,386
4.300%, 04/29/2053		130	98

			9,681

Paraguay — 0.1%
Republic of Paraguay
4.625%, 01/25/2023		300	281
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	208
6.750%, 12/13/2022 (A)		200	208

			697

Peru — 1.7%
Alicorp SAA
3.875%, 03/20/2023 (B)		170	153

36	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2013

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Banco de Credito del Peru
5.375%, 09/16/2020 (B)		90	$94
5.375%, 09/16/2020		10	10
Cementos Pacasmayo SAA
4.500%, 02/08/2023 (B)		200	181
Inkia Energy
8.375%, 04/04/2021 (B)		200	214
Peru Enhanced Pass-Through Finance
4.415%, 06/02/2025 (A)(B)(D)		1,000	630
2.730%, 05/31/2018 (A)(B)(D)		327	296
2.716%, 05/31/2018 (D)		121	110
Republic of Peru
9.910%, 05/05/2015	PEI	675	261
8.750%, 11/21/2033		4,714	6,706
8.200%, 08/12/2026	PEI	5,626	2,360
7.840%, 08/12/2020	PEI	3,290	1,339
7.840%, 08/12/2020	PEI	1,460	594
7.350%, 07/21/2025		1,990	2,507
7.125%, 03/30/2019		110	133
6.950%, 08/12/2031	PEI	1,990	711
6.950%, 08/12/2031	PEI	1,670	597
6.900%, 08/12/2037	PEI	360	126
6.900%, 08/12/2037	PEI	2,277	796
6.850%, 02/12/2042	PEI	1,393	481
5.200%, 09/12/2023	PEI	2,730	950
Southern Copper
6.750%, 04/16/2040		86	83
5.250%, 11/08/2042		194	157
Volcan Cia Minera
5.375%, 02/02/2022 (B)		89	82

			19,571

Philippines — 0.9%
Development Bank of Philippines
5.500%, 03/25/2021		330	349
National Power
9.625%, 05/15/2028 (A)		1,100	1,562
Power Sector Assets & Liabilities Management
7.390%, 12/02/2024 (B)		820	1,000
7.250%, 05/27/2019		170	202
Republic of Philippines
10.625%, 03/16/2025		405	621
9.500%, 02/02/2030		1,226	1,834
8.375%, 06/17/2019		160	204
7.750%, 01/14/2031		1,994	2,625
4.000%, 01/15/2021		1,116	1,158
3.900%, 11/26/2022	PHP	45,000	986

			10,541

Poland — 5.1%
Eileme 2
11.625%, 01/31/2020 (B)		750	899
11.625%, 01/31/2020		400	479
Republic of Poland
6.375%, 07/15/2019		4,948	5,783
5.750%, 04/25/2029	PLN	2,850	1,055
5.125%, 04/21/2021		1,000	1,086
5.000%, 04/25/2016	PLN	9,493	3,278

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
5.000%, 03/23/2022		1,249	$1,335
4.750%, 04/25/2017	PLN	9,455	3,268
4.000%, 10/25/2023	PLN	18,590	5,995
3.750%, 04/25/2018	PLN	20,127	6,721
3.000%, 08/24/2016	PLN	9,535	4,014
3.000%, 03/17/2023		2,162	1,969
2.750%, 08/25/2023	PLN	5,403	1,888
2.500%, 07/25/2018	PLN	2,600	819
0.000%, 01/25/2016 (D)	PLN	2,320	723
Republic of Poland, Ser 0415
5.500%, 04/25/2015	PLN	6,390	2,192
Republic of Poland, Ser 0922
5.750%, 09/23/2022	PLN	30,526	11,161
Republic of Poland, Ser 1017
5.250%, 10/25/2017	PLN	5,015	1,767
Republic of Poland, Ser 1019
5.500%, 10/25/2019	PLN	6,340	2,273
Republic of Poland, Ser 1021
5.750%, 10/25/2021	PLN	3,292	1,199
TVN Finance III
7.375%, 12/15/2020		400	594

			58,498

Qatar — 0.4%
Qtel International Finance
7.875%, 06/10/2019		665	813
4.500%, 01/31/2043		200	170
State of Qatar
9.750%, 06/15/2030		647	985
6.550%, 04/09/2019		199	237
6.400%, 01/20/2040 (B)		377	428
6.400%, 01/20/2040		220	250
5.250%, 01/20/2020		1,100	1,229

			4,112

Romania — 1.1%
Government of Romania MTN
6.750%, 02/07/2022		4,344	4,931
6.750%, 02/07/2022 (B)		350	397
5.900%, 07/26/2017	RON	6,100	1,973
5.850%, 07/28/2014	RON	1,920	602
5.850%, 04/26/2023	RON	850	273
5.800%, 10/26/2015	RON	4,970	1,593
5.750%, 04/29/2020	RON	1,260	402
5.600%, 11/28/2018	RON	550	176
4.375%, 08/22/2023		2,350	2,268

			12,615

Russia — 8.8%
Alfa Bank Via Alfa Bond Issuance
7.750%, 04/28/2021		500	534
7.500%, 09/26/2019		750	800
7.500%, 09/26/2019 (B)		315	336
Brunswick Rail Finance
6.500%, 11/01/2017		850	865
Credit Bank of Moscow Via CBOM Finance
7.700%, 02/01/2018		1,000	992
EuroChem Mineral & Chemical via EuroChem GI
5.125%, 12/12/2017 (B)		175	176
Far East Capital
8.000%, 05/02/2018 (B)		200	179

37	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2013

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Gaz Capital MTN
8.625%, 04/28/2034		200	$236
Gazprom Neft OAO Via GPN Capital
6.000%, 11/27/2023 (B)		480	487
4.375%, 09/19/2022		730	669
Gazprom OAO Via Gaz Capital
9.250%, 04/23/2019		750	922
6.510%, 03/07/2022		470	505
4.950%, 07/19/2022 (B)		510	494
4.950%, 02/06/2028 (B)		793	702
4.950%, 02/06/2028		250	221
Mobile Telesystems via MTS International Funding
8.625%, 06/22/2020		900	1,062
8.625%, 06/22/2020 (B)		800	944
Promsvyazbank Via PSB Finance MTN
10.200%, 11/06/2019		750	802
8.500%, 04/25/2017		440	470
Ritekro
12.275%, 11/07/2022 (A)(D)		914	339
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022		500	459
Russian Agricultural Bank Via RSHB Capital
5.298%, 12/27/2017 (B)		415	427
Russian Federal Bond — OFZ
8.150%, 02/03/2027	RUB	159,012	4,996
7.600%, 04/14/2021	RUB	492,762	15,191
7.600%, 07/20/2022	RUB	119,256	3,644
7.500%, 03/15/2018	RUB	56,013	1,745
7.500%, 02/27/2019	RUB	99,755	3,095
7.400%, 04/19/2017	RUB	109,870	3,412
7.400%, 06/14/2017	RUB	31,700	984
7.350%, 01/20/2016	RUB	80,000	2,491
7.050%, 01/19/2028	RUB	55,014	1,558
7.000%, 12/03/2014 (F)	RUB	32,430	937
7.000%, 01/25/2023	RUB	129,188	3,792
7.000%, 08/16/2023	RUB	16,405	477
6.900%, 08/03/2016	RUB	155,000	4,759
6.800%, 12/11/2019	RUB	133,514	3,982
6.200%, 01/31/2018	RUB	109,370	3,242
Russian Foreign Bond — Eurobond
7.850%, 03/10/2018	RUB	145,000	4,548
7.500%, 03/31/2030		11,326	13,197
5.875%, 09/16/2043		600	610
5.625%, 04/04/2042 (B)		400	398
5.000%, 04/29/2020 (B)		200	214
5.000%, 04/29/2020		100	107
4.875%, 09/16/2023 (B)		800	808
Russian Railways via RZD Capital
5.700%, 04/05/2022		398	405
Sberbank of Russia Via SB Capital
5.717%, 06/16/2021		400	418
5.250%, 05/23/2023		850	794

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
SCF Capital
5.375%, 10/27/2017 (B)	350	$352
Severstal OAO Via Steel Capital
5.900%, 10/17/2022 (B)	200	193
TMK Capital
7.750%, 01/27/2018	1,400	1,468
TMK OAO Via TMK Capital
6.750%, 04/03/2020	1,300	1,251
VEB-Leasing Via VEB Leasing Investment
5.125%, 05/27/2016	320	335
Vimpel Communications Via VIP Finance Ireland
9.125%, 04/30/2018 (B)	300	352
7.748%, 02/02/2021	450	489
7.748%, 02/02/2021 (B)	800	869
VimpelCom Holdings
7.504%, 03/01/2022	870	909
7.504%, 03/01/2022 (B)	400	418
5.200%, 02/13/2019 (B)	200	200
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020 (B)	785	865
6.902%, 07/09/2020	2,355	2,596
6.800%, 11/22/2025	580	606
6.800%, 11/22/2025 (B)	150	157
6.025%, 07/05/2022 (B)	750	765
5.450%, 11/22/2017 (B)	400	429
VTB Bank Via VTB Capital
6.950%, 10/17/2022	400	410
6.875%, 05/29/2018	600	655
6.315%, 02/22/2018	762	815
6.250%, 06/30/2035	357	378

		102,937

Senegal — 0.1%
Republic of Senegal
8.750%, 05/13/2021 (B)	540	602
8.750%, 05/13/2021	200	223

		825

Serbia — 0.3%
Republic of Serbia
7.250%, 09/28/2021	1,070	1,126
7.250%, 09/28/2021 (B)	200	210
5.875%, 12/03/2018	775	789
5.875%, 12/03/2018 (B)	530	539
5.250%, 11/21/2017 (B)	200	201
4.875%, 02/25/2020	200	189

		3,054

Singapore — 0.2%
Sea Production
10.239%, 02/14/2014 (C)	1,485	1,321
STATS ChipPAC
4.500%, 03/20/2018 (B)	300	299
TBG Global Pte
4.625%, 04/03/2018 (B)	200	194
Yanlord Land Group
9.500%, 05/04/2017	980	1,041

		2,855

38	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2013

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Slovak Republic — 0.0%
Slovakia Government International Bond
4.375%, 05/21/2022		461	$476

South Africa — 6.6%
Edcon Proprietary
9.500%, 03/01/2018	EUR	850	1,200
9.500%, 03/01/2018	EUR	600	847
Eskom Holdings
6.750%, 08/06/2023 (B)		1,289	1,318
Myraid International Holdings
6.000%, 07/18/2020		200	214
Republic of South Africa
13.500%, 09/15/2015	ZAR	14,720	1,570
10.500%, 12/21/2026	ZAR	74,161	8,344
8.750%, 02/28/2048	ZAR	18,612	1,685
8.500%, 06/23/2017		860	1,017
8.500%, 01/31/2037	ZAR	17,250	1,554
8.250%, 09/15/2017	ZAR	82,010	8,165
8.000%, 12/21/2018	ZAR	112,840	11,141
8.000%, 01/31/2030	ZAR	2,400	213
7.750%, 02/28/2023	ZAR	73,142	6,918
7.250%, 01/15/2020	ZAR	48,428	4,575
7.000%, 02/28/2031	ZAR	6,000	478
7.000%, 02/28/2031	ZAR	86,919	6,920
6.875%, 05/27/2019		2,043	2,337
6.750%, 03/31/2021	ZAR	76,350	6,933
6.500%, 02/28/2041	ZAR	3,435	242
6.250%, 03/31/2036	ZAR	32,890	2,307
5.875%, 05/30/2022		770	825
5.875%, 09/16/2025		4,225	4,394
5.500%, 03/09/2020		940	1,001
4.665%, 01/17/2024		1,123	1,074
Transnet SOC MTN
9.500%, 05/13/2021 (B)	ZAR	13,360	1,294
4.000%, 07/26/2022 (B)		1,119	985

			77,551

Sri Lanka — 0.6%
Bank of Ceylon
6.875%, 05/03/2017 (B)		320	321
Republic of Sri Lanka
6.250%, 10/04/2020 (B)		620	611
6.250%, 10/04/2020		638	628
6.250%, 07/27/2021		729	709
6.250%, 07/27/2021 (B)		1,400	1,361
5.875%, 07/25/2022		2,285	2,137

			5,767

Thailand — 3.3%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	105
4.875%, 06/22/2029	THB	22,410	729
3.875%, 06/13/2019	THB	270,781	8,431
3.650%, 12/17/2021	THB	265,770	8,029
3.625%, 05/22/2015	THB	30,000	926
3.625%, 06/16/2023	THB	278,576	8,298
3.580%, 12/17/2027	THB	53,033	1,521
3.250%, 06/16/2017	THB	80,680	2,475
2.800%, 10/10/2017	THB	103,000	3,097
1.250%, 03/12/2028	THB	28,384	742
1.200%, 07/14/2021	THB	126,488	3,588

			37,941

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Turkey — 6.8%
Akbank
5.000%, 10/24/2022		225	$200
3.875%, 10/24/2017 (B)		100	97
Export Credit Bank of Turkey
5.875%, 04/24/2019 (B)		200	202
KOC Holding
3.500%, 04/24/2020 (B)		125	107
Republic of Turkey
10.500%, 01/15/2020	TRY	2,289	1,089
9.500%, 01/12/2022	TRY	9,517	4,264
9.000%, 01/27/2016	TRY	2,200	1,005
9.000%, 03/08/2017	TRY	16,452	7,442
8.500%, 09/14/2022	TRY	22,283	9,364
8.300%, 10/07/2015	TRY	70	32
8.300%, 06/20/2018	TRY	14,234	6,228
8.300%, 06/20/2018	TRY	2,500	1,094
8.000%, 02/14/2034		3,160	3,516
7.500%, 07/14/2017		1,037	1,158
7.500%, 11/07/2019		3,849	4,305
7.375%, 02/05/2025		4,054	4,376
7.250%, 03/05/2038		200	206
7.100%, 03/08/2023	TRY	11,200	4,269
7.100%, 03/08/2023	TRY	1,120	427
7.000%, 09/26/2016		838	920
7.000%, 03/11/2019		240	263
7.000%, 06/05/2020		410	448
6.875%, 03/17/2036		2,023	1,985
6.750%, 04/03/2018		4,284	4,652
6.750%, 05/30/2040		375	363
6.500%, 01/07/2015	TRY	10,865	4,899
6.300%, 02/14/2018	TRY	4,210	1,724
6.250%, 09/26/2022		1,207	1,253
6.000%, 01/14/2041		1,780	1,563
5.625%, 03/30/2021		2,760	2,771
5.125%, 03/25/2022		2,288	2,192
4.875%, 04/16/2043		250	192
4.500%, 02/11/2015	TRY	134	63
4.000%, 04/29/2015	TRY	8,094	3,786
3.250%, 03/23/2023 (E)		1,952	1,606
Turkiye Garanti Bankasi
5.250%, 09/13/2022 (B)		500	447
4.000%, 09/13/2017 (B)		470	462
Turkiye Is Bankasi
5.500%, 04/21/2019 (B)		50	49

			79,019

Ukraine — 1.3%
Ferrexpo Finance
7.875%, 04/07/2016 (B)		88	85
Government of Ukraine
9.250%, 07/24/2017 (B)		403	400
9.250%, 07/24/2017		3,150	3,141
7.950%, 02/23/2021		650	600
7.950%, 02/23/2021 (B)		250	231
7.800%, 11/28/2022		1,760	1,591
7.800%, 11/28/2022 (B)		300	271
7.750%, 09/23/2020		230	212
7.500%, 04/17/2023 (B)		1,049	939
7.500%, 04/17/2023		300	269
6.750%, 11/14/2017		276	254
6.580%, 11/21/2016		403	378
6.250%, 06/17/2016 (B)		600	563

39	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2013

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
4.950%, 10/13/2015	EUR	1,131	$1,487
Mriya Agro Holding
9.450%, 04/19/2018 (B)		257	220
Oschadbank Via SSB No. 1
8.875%, 03/20/2018		450	398
8.250%, 03/10/2016		430	396
Ukraine Railways via Shortline
9.500%, 05/21/2018		200	179
Ukreximbank Via Biz Finance
8.750%, 01/22/2018		670	590
8.375%, 04/27/2015		2,687	2,559

			14,763

United Arab Emirates — 0.8%
Abu Dhabi National Energy MTN
5.875%, 12/13/2021		867	961
Dolphin Energy
5.888%, 06/15/2019		432	472
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (B)		860	1,002
7.375%, 10/21/2020		20	23
Dubai Holding Commercial Operations MTN
6.000%, 02/01/2017	GBP	800	1,378
4.750%, 01/30/2014	EUR	1,850	2,549
Emaar Sukuk MTN
6.400%, 07/18/2019		450	491
Emirate of Dubai MTN
7.750%, 10/05/2020		1,060	1,261
5.250%, 01/30/2043		200	166
Emirates Airline
5.125%, 06/08/2016		300	315
4.500%, 02/06/2025		350	320

			8,938

Uruguay — 0.8%
Republic of Uruguay PIK
7.875%, 01/15/2033		1,662	2,040
Republic of Uruguay
8.000%, 11/18/2022		1,183	1,461
7.625%, 03/21/2036		1,201	1,456
4.500%, 08/14/2024		2,144	2,144
4.375%, 12/15/2028	UYU	5,633	268
4.250%, 04/05/2027	UYU	35,712	1,688
4.125%, 11/20/2045		711	547

			9,604

Venezuela — 3.6%
Petroleos de Venezuela
12.750%, 02/17/2022		290	264
8.500%, 11/02/2017		1,289	1,073
8.500%, 11/02/2017		8,430	7,018
5.500%, 04/12/2037		250	128
5.375%, 04/12/2027		390	208
5.250%, 04/12/2017		998	736
5.000%, 10/28/2015		4,355	3,593
4.900%, 10/28/2014		1,394	1,272
Republic of Venezuela
13.625%, 08/15/2018		1,716	1,682
13.625%, 08/15/2018		144	137
12.750%, 08/23/2022		12,635	11,656
11.950%, 08/05/2031		2,578	2,197
11.750%, 10/21/2026		4,765	4,074

Description		Face Amount(1) (Thousands)/Shares	Market Value ($ Thousands)
9.250%, 09/15/2027		1,793	$1,387
9.250%, 05/07/2028		575	425
9.000%, 05/07/2023		1,064	791
9.000%, 05/07/2023		20	15
8.500%, 10/08/2014		780	762
8.250%, 10/13/2024		500	352
7.750%, 10/13/2019		3,185	2,373
7.650%, 04/21/2025		290	196
6.000%, 12/09/2020		1,087	724
5.750%, 02/26/2016 (E)		978	831

			41,894

Vietnam — 0.1%
Republic of Vietnam
6.875%, 01/15/2016		360	384
6.750%, 01/29/2020		830	899

			1,283

Total Global Bonds (Cost $1,127,521) ($ Thousands)			1,080,142

LOAN PARTICIPATIONS — 0.7%

Angola — 0.0%
Republic of Angola
2.317%, 04/30/2016	EUR	108	145

Indonesia — 0.0%
PT Bumi
18.182%, 11/07/2014		427	350

Singapore — 0.6%
Ashmore Cayman SPC, No. 1
0.000%, 08/31/2011 (A)(G)		9,161	4,289
Morton Bay
6.220%, 12/31/2013 (A)		3,158	2,388

			6,677

United Arab Emirates — 0.1%
Dubai World
1.000%, 09/30/2015		1,200	828
1.000%, 09/30/2018		1,015	609

			1,437

Total Loan Participations (Cost $14,409) ($ Thousands)			8,609

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
0.070%†* (H)		4,767,498	4,767

Total Affiliated Partnership (Cost $4,767) ($ Thousands)			4,767

Total Investments — 93.9% (Cost $1,146,697) ($ Thousands)§			$1,093,518

40	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2013

A list of the open futures contracts held by the Fund at December 31, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(30)	Mar-2014	$76
U.S. 10-Year Treasury Note	65	Mar-2014	(80)
U.S. 2-Year Treasury Note	62	Apr-2014	(26)
U.S. 5-Year Treasury Note	(65)	Apr-2014	93
U.S. Long Treasury Bond	2	Mar-2014	(2)

			$61

For the period ended December 31, 2013, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the outstanding forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
01/03/2014-02/28/2014	TRY	16,150	USD	12,824	$268
01/03/2014-03/06/2014	BRL	31,282	USD	13,204	46
01/03/2014-03/06/2014	USD	14,528	BRL	34,240	(138)
01/03/2014-03/19/2014	USD	38,222	MXN	500,451	(138)
01/06/2014-01/24/2014	EUR	2,554	HUF	762,900	17
01/06/2014-03/19/2014	USD	12,438	TRY	25,767	(545)
01/15/2014-03/19/2014	THB	585,863	USD	18,018	219
01/15/2014-03/19/2014	USD	22,061	RUB	735,884	220
01/15/2014-03/26/2014	PHP	91,776	USD	2,093	23
01/15/2014-03/26/2014	USD	9,661	PHP	424,067	(96)
01/17/2014	CNY	3,151	USD	514	(6)
01/17/2014-04/22/2014	USD	9,545	CNY	58,151	25
01/21/2014-01/31/2014	USD	752	GBP	461	12
01/21/2014-03/06/2014	GBP	1,575	USD	2,559	(48)
01/21/2014-03/19/2014	EUR	25,926	USD	35,408	(312)
01/21/2014-03/19/2014	USD	8,826	EUR	6,420	20
01/21/2014-03/19/2014	USD	13,400	PEI	37,496	(55)
01/23/2014-03/17/2014	MYR	24,758	USD	7,624	80
01/23/2014-03/17/2014	USD	23,076	MYR	74,543	(367)
01/24/2014-03/19/2014	HUF	331,000	EUR	1,104	(11)
01/27/2014-03/19/2014	COP	22,637,212	USD	11,605	(111)
01/27/2014-03/19/2014	USD	6,985	COP	13,523,212	14
01/30/2014	CZK	138,933	EUR	5,017	(88)
01/30/2014-03/19/2014	IDR	36,773,164	USD	3,048	50
01/30/2014-12/08/2014	USD	16,021	IDR	193,553,684	(385)
01/31/2014-02/04/2014	PEI	21,725	USD	7,741	4
01/31/2014-02/28/2014	HUF	1,475,037	USD	6,878	44
01/31/2014-02/28/2014	RON	7,874	USD	2,399	(31)
01/31/2014-02/28/2014	USD	3,252	CZK	63,430	(55)
01/31/2014-02/28/2014	USD	2,425	RON	7,874	5
01/31/2014-02/28/2014	USD	7,622	THB	245,335	(168)
01/31/2014-03/19/2014	CZK	63,605	USD	3,159	(46)
01/31/2014-03/19/2014	MXN	306,532	USD	23,571	240
01/31/2014-03/19/2014	PLN	93,235	USD	30,582	(242)
01/31/2014-03/19/2014	RUB	718,495	USD	21,583	(124)
01/31/2014-03/19/2014	USD	8,217	CLP	4,366,871	41
01/31/2014-03/19/2014	USD	7,773	HUF	1,724,502	214
01/31/2014-03/19/2014	USD	37,587	PLN	116,174	808
01/31/2014-03/19/2014	USD	16,017	ZAR	167,990	(92)
01/31/2014-03/19/2014	ZAR	106,152	USD	10,249	187
01/31/2014-04/16/2014	CLP	5,726,278	USD	10,625	(174)
02/04/2014	BRL	2,650	MXN	14,890	20
02/04/2014-02/19/2014	USD	7,488	KRW	7,953,874	40
02/13/2014-03/19/2014	EUR	7,107	PLN	29,766	49
02/13/2014-03/19/2014	PLN	10,966	EUR	2,611	(24)
02/19/2014	USD	4,815	TWD	141,063	(75)
02/27/2014	EUR	446	RON	2,000	3
02/27/2014-03/19/2014	ILS	53,751	USD	15,245	(232)
03/19/2014	SGD	9,966	USD	7,950	54
03/19/2014	USD	3,855	NGN	635,700	37
07/17/2015	CNH	105,051	USD	15,840	(1,442)
07/17/2015	USD	15,844	CNH	105,051	1,438

					$(827)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	(72,172)	72,198	$26
BNP Paribas	(2,946)	2,936	(10)
Brown Brothers Harriman	(2,298)	2,260	(38)
Citigroup	(154,201)	153,443	(758)
Credit Suisse First Boston	(6,087)	6,080	(7)
Deutsche Bank	(58,444)	58,523	79
Goldman Sachs	(187,869)	187,665	(204)
HSBC	(55,236)	55,251	15
JPMorgan Chase Bank	(16,877)	16,807	(70)
Merrill Lynch	(6,648)	6,809	161
National Australia Bank	(476)	467	(9)
Standard Chartered Bank	(3,158)	3,135	(23)
Standard New York, Inc.	(422)	424	2
UBS	(10,508)	10,517	9

			$(827)

For the period ended December 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

41	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2013

A list of the open OTC swap agreements held by the fund at December 31, 2013, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	JIBAR ZAR 3 Month	8.19%	12/20/2023	ZAR	10,000	$(2)
Goldman Sachs	TIIE MXN 28 DAY	6.68%	12/12/2023	MXN	36,000	(35)
Goldman Sachs	TELBOR ILS 3 Month	2.29%	12/24/2018	ILS	14,000	(9)
Goldman Sachs	JIBAR ZAR 3 Month	6.81%	12/31/2015	ZAR	60,000	—
Goldman Sachs	1.18%	TELBOR ILS 3 Month	12/24/2015	ILS	33,000	4
Goldman Sachs	JIBAR ZAR 3 Month	6.75%	12/22/2015	ZAR	80,000	1

						$(41)

For the period ended December 31, 2013, the total number of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,164,375 ($ Thousands).

*	Rate shown is the 7-day effective yield as of December 31, 2013.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities considered illiquid. The total market value of such securities as of December 31, 2013 was $18,411 ($ Thousands) and represented 1.6% of Net Assets.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2013.

(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	This security or a partial position of this security is on loan at December 31, 2013. The total market value of securities on loan at December 31, 2013 was $4,570 ($ Thousands).

(F)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on December 31, 2013. The coupon on a step bond changes on a specified date.

(G)	Security in default on interest payments.

(H)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2013 was $4,767 ($ Thousands).

§	At December 31, 2013, the tax basis cost of the Fund’s investments was $1,146,697 ($ Thousands), and the unrealized appreciation and depreciation were $25,173 ($ Thousands) and ($78,352) ($ Thousands), respectively.

ARS — Argentine Peso

BRL — Brazilian Real

CLN — Credit Linked Note

CLP — Chilean Peso

CNH — Chinese Yuen (Offshore)

CNY — Chinese Renminbi

COP — Colombian Peso

CZK — Czech Koruna

DEM — German Mark

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesia Rupiah

ILS — Israeli Shekel

INR — India Rupee

JIBAR — Johannesburg Interbank Agreed Rate

KRW — Korean Won

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OTC — Over the Counter

PEI — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zlotty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

SPC — Segregated Portfolio Company

TELBOR — Tel Aviv Inter-Bank Offered Rate

THB — Thai Baht

TIIE — Equilibrium Interbank Interest Rate

TRY — Turkish Lira

USD — U.S. Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

The following is a list of the level of inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$—	$1,080,142	$—	$1,080,142
Loan Participations	—	1,582	7,027	8,609
Affiliated Partnership	—	4,767	—	4,767

Total Investments in Securities	$—	$1,086,491	$7,027	$1,093,518

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$169	$—	$—	$169
Unrealized Depreciation	(108)	—	—	(108)
Forwards Contracts*
Unrealized Appreciation	—	4,178	—	4,178
Unrealized Depreciation	—	(5,005)	—	(5,005)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	5	—	5
Unrealized Depreciation	—	(46)	—	(46)

Total Other Financial Instruments	$61	$(868)	$—	$(807)

(1)	Of the $7,027 ($ Thousands) in Level 3 securities as of December 31, 2013, $7,015 ($ Thousands) or 0.6% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are no valued by third party pricing vendors or broker quotes.

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

42	SEI Institutional International Trust / Quarterly Report / December 31, 2013

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b))

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ ROBERT A. NESHER
Robert A. Nesher, President

Date: February 28, 2014

By	/s/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: February 28, 2014